Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2023
Entity Registrant Name	dei_EntityRegistrantName	Mutual Fund Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001355064
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	mfst
Document Creation Date	dei_DocumentCreationDate	Nov. 01, 2023
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2023
Prospectus Date	rr_ProspectusDate	Nov. 01, 2023
Eventide Gilead Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Eventide Gilead Fund Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Eventide Gilead Fund (the “Gilead Fund” or the “Fund”) seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 121 and Appendix A – Intermediary-Specific Sales Charge Reductions and Waivers, and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 69, and Waivers of Up-Front Sales Charge on Class A Shares on page 70.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees Fees paid directly from your investment
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses that you pay each year as a percentage of the value of your investment
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The portfolio turnover rate of the Fund for the fiscal year ended June 30, 2023 was 34% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Hypothetical Fund Costs.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Normally, the Gilead Fund invests primarily in a broad range of equity securities of any market capitalization. The Fund may invest without limitation in securities in companies domiciled outside the United States either directly or through American Depositary Receipts (“ADRs”).

The Fund’s investment adviser, Eventide Asset Management, LLC (“Eventide” or the “Adviser”) analyzes the performance of potential investments not only for financial strengths and outlook, but also for companies that are capable of serving well the needs of customers, employees, suppliers, communities, the environment and society broadly. While few companies may reach these ideals in every area of their business, these principles articulate the Adviser’s highest expectations for the companies in which the Fund invests. From time to time, the Fund may invest a substantial portion of its assets in the stock of companies in one or more sectors of the economy, such as the technology, industrial, healthcare and life sciences sectors. The Fund may invest in private companies and other companies whose securities may have legal or contractual restrictions on resale or are otherwise illiquid (“Illiquid Investments”), which can impact their valuation. The Fund will not invest more than 15% of the Fund’s net assets in Illiquid Investments. The Fund may invest in development stage companies. The Adviser may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the Adviser believes adverse market, political or other conditions are likely. The Adviser may also utilize a combination of puts and/or calls on the same security (sometimes referred to as “straddles,” “collars” or “spreads”) or utilize puts and calls on related securities.

Eventide uses its values-based screening process to analyze all potential investments for the company’s ability to operate with integrity and create value for customers, employees, and other stakeholders by reflecting the values described below. Eventide’s ethical values are inspired by the Christian faith and rooted in a biblical worldview. While few companies may reach these ideals in every area of their business, these principles articulate the Adviser’s highest expectations for the companies in which the Fund invests. The Adviser uses its values-based screening processes in connection with other fundamental research processes to establish the Fund’s eligible investment universe. Securities are generally ineligible within the Fund’s portfolio unless the Adviser believes that the values-based screens are met. The Adviser’s screening process for potential investments does not apply relative weights between values-based factors and financial factors. There is no guarantee that the Adviser will be able to successfully screen out all companies that are inconsistent with the following principles which help to guide the Adviser’s research and investment framework. Specifically, the Adviser seeks to invest in companies that reflect the following values:

■	Respecting the value and freedom of all people: this includes the right to life at all stages and freedom from addictive behaviors caused by gambling, pornography, tobacco, and alcohol.

■	Demonstrating a concern for justice and peace: this includes fair and ethical relationships with customers, suppliers, and business partners and avoiding products and services that promote weapons production and proliferation.
■	Promoting family and community: this includes protecting children from violent forms of entertainment and serving low-income communities.

■	Exhibiting responsible management practices: this includes fair dealing with employees, communities, competitors, suppliers, and customers as demonstrated by a company’s record regarding litigation, regulatory actions against the company, and its record of providing products and services that improve the lives of people.

■	Practicing environmental stewardship: this includes practices considered more sustainable than those of industry peers, reduction in environmental impact when compared to previous periods, and/or the use of more efficient and cleaner energy sources.

Consistent with the Adviser’s values, the Fund may invest in securities that fund community development institutions and serve needs such as those of low-to-moderate income families and communities.

Securities may be sold when the Adviser believes that they no longer represent relatively attractive investment opportunities or when the Adviser believes the underlying company is no longer consistent with the Adviser’s values.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.

ADRs Risk. ADRs, which are typically issued by a bank, are certificates that evidence ownership of shares of a foreign company and are alternatives to purchasing foreign securities directly in their national markets and currencies. ADRs are subject to the same risks as direct investment in foreign companies and involve risks that are not found in investments in U.S. companies. Although an ADR is priced in the U.S. dollar, movements in the exchange rate of the local currency versus the U.S. dollar are automatically reflected in the price of the ADR in U.S. dollars. Therefore, even if the price of the foreign security does not change on its market, if the exchange rate of the local currency relative to the U.S. Dollar declines, the ADR price would decline by a similar measure.

Development Stage Company Risk. The Fund may invest a substantial portion of the portfolio in development stage companies that are not generating meaningful revenue.

Equity Security Risk. Common and preferred stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Warrants and rights may expire worthless if the price of a common stock is below the conversion price of the warrant or right. Convertible bonds may decline in value if the price of a common stock falls below the conversion price. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

Ethical Investment Risk. The Fund’s ethical values screening criteria could cause it to underperform similar funds that do not have such screening criteria. This could be due to ethically acceptable companies falling out of favor with investors or failing to perform as well as companies that do not meet the Fund’s ethical screening guidelines.

To supplement its efforts in ethical investing, the Adviser is specifically engaged in the promotion of sensible corporate strategy and pricing in the healthcare industry.  The Adviser believes these activities will help promote ethical and effective corporate governance and long term strategy for healthcare companies, and potentially create a positive effect on the healthcare industry and its users, and ultimately for investors. There is no guarantee the Adviser’s activities will achieve their intended results. There is a risk that the Adviser’s activities in this regard could limit the Fund’s investment universe and reduce the amount of profits that could be realized by affected companies, limiting the Fund’s investment returns. Furthermore, the US government or any agency thereof, may enact rules or legislation that, directly or indirectly, materially impacts the Adviser’s activities in this regard, or materially affects the value of the healthcare companies.

Foreign Securities Risk. Since the Fund’s investments may include ADRs and foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign investing involves other risks not typically associated with U.S. investments, including adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing accounting, auditing, financial reporting and legal standards.

Growth Stock Risk. “Growth” stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. “Growth” stocks also tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, “growth” stocks tend to be sensitive to changes in their earnings and more volatile in price than the stock market as a whole. In addition, companies that the Adviser believes have significant growth potential are often companies with new, limited or cyclical product lines, markets or financial resources and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

Healthcare & Life Sciences Sector Risk. Companies in the healthcare and life sciences sectors may be heavily dependent on clinical trials with uncertain outcomes and decisions made by the governments and regulatory authorities. Further, these companies are dependent on patent protection, and the expiration of patents may adversely affect the profitability of the companies. Additionally, the profitability of some healthcare and life sciences companies may be dependent on a relatively limited number of products, and their products can become obsolete due to sector innovation, changes in technologies or other market developments.

Industrial Sector Risk. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Large Capitalization Company Risk. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Liquidity Risk. Some investments held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid investments may also lack a readily observable or market-corroborated price and be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at an unexpected loss.

Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgments will produce the desired results.

Market Risk. Overall stock or bond market volatility may also affect the value of the Fund. Factors such as domestic and/or foreign economic growth and market conditions, interest rate levels and political events and terrorism affect the securities markets.

Medium (Mid) Capitalization Company Risk. To the extent the Fund invests in the stocks of mid-sized companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. These companies may experience higher failure rates than larger companies. Mid-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. Mid-sized companies may also have limited markets, product lines or financial resources and may lack management experience.

Options Market Risk. Markets for options and options on futures may not always operate on a fair and orderly basis. At times, prices for options and options on futures may not represent fair market value and prices may be subject to manipulation, which may be extreme under some circumstances. The dysfunction and manipulation of volatility and options markets may make it difficult for the Fund to effectively implement its investment strategy and achieve its objectives and could potentially lead to significant losses.

Options Risk. As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received and gives up the opportunity for gain on the underlying security above the exercise option price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option. As the seller (writer) of a put option, the Fund will lose money if the value of the security falls below the strike price. The use of derivative instruments, such as options, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, including the risk that the counterparty to an options transaction may not fulfill its contractual obligations.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio. There can be no guarantee the securities held by the Fund will appreciate in value.

Smaller Capitalization Company Risk. Smaller-sized companies may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and companies may have limited markets, product lines or financial resources and lack management experience.

Stock Value Risk. Stocks involve the risk that they may never reach what the Adviser believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth, or the Adviser misgauged that worth. Stocks also may decline in price, even though, in theory, they are already undervalued. Investments in private companies that lack readily observable or market-corroborated prices generally increase stock valuation risk because they are more difficult to value. Many private companies are not required to file periodic financial reports, leading to challenges in the Adviser’s ability to evaluate a company’s business prospects and the fair value of its securities. The fair valued prices assigned to the Fund’s investments in private companies are based on a variety of factors, reviewed regularly, and updated as additional information becomes available. However, fair value pricing includes subjective judgments, and it is possible that the fair value assigned to a security may differ materially from the value the Fund would realize if the security were sold.

Technology Sector Risk. Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class N shares for each of the last ten full calendar years. Although Class A, C, and I shares have similar annual returns to Class N shares because the classes are invested in the same portfolio of securities, the returns for Class A, C, and I shares are different from Class N shares because Class A, C, and I shares have different expenses than Class N shares. The performance table shows how the average returns of the Class A, C, I and N shares compare over time with those of a broad-based market index and a supplemental index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 1-877-771-3836 and on the Fund’s website at www.eventidefunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class N shares for each of the last ten full calendar years.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-771-3836
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.eventidefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Eventide Gilead Class N Annual Total Returns for the Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, for the Class N shares, the highest return for a quarter was 41.62% (quarter ended June 30, 2020), and the lowest return for a quarter was (20.09)% (quarter ended June 30, 2022). The Fund’s Class N year-to-date return as of September 30, 2023 was 9.87%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s Class N year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	41.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.09%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2022)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund has changed its primary benchmark from the S&P 500 Total Return Index to the Russell Midcap Growth Index because the Russell Midcap Growth Index better represents the Fund’s investment strategy.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class N shares. After-tax returns for other share classes, which are not shown, will vary from those of Class N shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class N shares. After-tax returns for other share classes, which are not shown, will vary from those of Class N shares.

Eventide Gilead Fund | Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(26.72%)	[1]
5 Years	rr_AverageAnnualReturnYear05	7.64%	[1]
10 Years	rr_AverageAnnualReturnYear10	11.41%	[1]
Eventide Gilead Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.11%)	[1]
5 Years	rr_AverageAnnualReturnYear05	9.42%	[1]
10 Years	rr_AverageAnnualReturnYear10	12.56%	[1]
Eventide Gilead Fund | ADRs Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ADRs Risk. ADRs, which are typically issued by a bank, are certificates that evidence ownership of shares of a foreign company and are alternatives to purchasing foreign securities directly in their national markets and currencies. ADRs are subject to the same risks as direct investment in foreign companies and involve risks that are not found in investments in U.S. companies. Although an ADR is priced in the U.S. dollar, movements in the exchange rate of the local currency versus the U.S. dollar are automatically reflected in the price of the ADR in U.S. dollars. Therefore, even if the price of the foreign security does not change on its market, if the exchange rate of the local currency relative to the U.S. Dollar declines, the ADR price would decline by a similar measure.

Eventide Gilead Fund | Development Stage Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Development Stage Company Risk. The Fund may invest a substantial portion of the portfolio in development stage companies that are not generating meaningful revenue.
Eventide Gilead Fund | Equity Security Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Security Risk. Common and preferred stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Warrants and rights may expire worthless if the price of a common stock is below the conversion price of the warrant or right. Convertible bonds may decline in value if the price of a common stock falls below the conversion price. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

Eventide Gilead Fund | Ethical Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Ethical Investment Risk. The Fund’s ethical values screening criteria could cause it to underperform similar funds that do not have such screening criteria. This could be due to ethically acceptable companies falling out of favor with investors or failing to perform as well as companies that do not meet the Fund’s ethical screening guidelines.

To supplement its efforts in ethical investing, the Adviser is specifically engaged in the promotion of sensible corporate strategy and pricing in the healthcare industry.  The Adviser believes these activities will help promote ethical and effective corporate governance and long term strategy for healthcare companies, and potentially create a positive effect on the healthcare industry and its users, and ultimately for investors. There is no guarantee the Adviser’s activities will achieve their intended results. There is a risk that the Adviser’s activities in this regard could limit the Fund’s investment universe and reduce the amount of profits that could be realized by affected companies, limiting the Fund’s investment returns. Furthermore, the US government or any agency thereof, may enact rules or legislation that, directly or indirectly, materially impacts the Adviser’s activities in this regard, or materially affects the value of the healthcare companies.

Eventide Gilead Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. Since the Fund’s investments may include ADRs and foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign investing involves other risks not typically associated with U.S. investments, including adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing accounting, auditing, financial reporting and legal standards.

Eventide Gilead Fund | Growth Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth Stock Risk. “Growth” stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. “Growth” stocks also tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, “growth” stocks tend to be sensitive to changes in their earnings and more volatile in price than the stock market as a whole. In addition, companies that the Adviser believes have significant growth potential are often companies with new, limited or cyclical product lines, markets or financial resources and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

Eventide Gilead Fund | Healthcare & Life Sciences Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Healthcare & Life Sciences Sector Risk. Companies in the healthcare and life sciences sectors may be heavily dependent on clinical trials with uncertain outcomes and decisions made by the governments and regulatory authorities. Further, these companies are dependent on patent protection, and the expiration of patents may adversely affect the profitability of the companies. Additionally, the profitability of some healthcare and life sciences companies may be dependent on a relatively limited number of products, and their products can become obsolete due to sector innovation, changes in technologies or other market developments.

Eventide Gilead Fund | Industrial Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Industrial Sector Risk. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Eventide Gilead Fund | Large Capitalization Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large Capitalization Company Risk. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Eventide Gilead Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. Some investments held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid investments may also lack a readily observable or market-corroborated price and be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at an unexpected loss.

Eventide Gilead Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgments will produce the desired results.

Eventide Gilead Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. Overall stock or bond market volatility may also affect the value of the Fund. Factors such as domestic and/or foreign economic growth and market conditions, interest rate levels and political events and terrorism affect the securities markets.

Eventide Gilead Fund | Medium (Mid) Capitalization Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Medium (Mid) Capitalization Company Risk. To the extent the Fund invests in the stocks of mid-sized companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. These companies may experience higher failure rates than larger companies. Mid-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. Mid-sized companies may also have limited markets, product lines or financial resources and may lack management experience.

Eventide Gilead Fund | Options Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Market Risk. Markets for options and options on futures may not always operate on a fair and orderly basis. At times, prices for options and options on futures may not represent fair market value and prices may be subject to manipulation, which may be extreme under some circumstances. The dysfunction and manipulation of volatility and options markets may make it difficult for the Fund to effectively implement its investment strategy and achieve its objectives and could potentially lead to significant losses.

Eventide Gilead Fund | Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Risk. As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received and gives up the opportunity for gain on the underlying security above the exercise option price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option. As the seller (writer) of a put option, the Fund will lose money if the value of the security falls below the strike price. The use of derivative instruments, such as options, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, including the risk that the counterparty to an options transaction may not fulfill its contractual obligations.

Eventide Gilead Fund | Security Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio. There can be no guarantee the securities held by the Fund will appreciate in value.

Eventide Gilead Fund | Smaller Capitalization Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Smaller Capitalization Company Risk. Smaller-sized companies may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and companies may have limited markets, product lines or financial resources and lack management experience.

Eventide Gilead Fund | Stock Value Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Stock Value Risk. Stocks involve the risk that they may never reach what the Adviser believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth, or the Adviser misgauged that worth. Stocks also may decline in price, even though, in theory, they are already undervalued. Investments in private companies that lack readily observable or market-corroborated prices generally increase stock valuation risk because they are more difficult to value. Many private companies are not required to file periodic financial reports, leading to challenges in the Adviser’s ability to evaluate a company’s business prospects and the fair value of its securities. The fair valued prices assigned to the Fund’s investments in private companies are based on a variety of factors, reviewed regularly, and updated as additional information becomes available. However, fair value pricing includes subjective judgments, and it is possible that the fair value assigned to a security may differ materially from the value the Fund would realize if the security were sold.

Eventide Gilead Fund | Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Technology Sector Risk. Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Eventide Gilead Fund | Eventide Gilead Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ETAGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.97%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.21%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.43%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	713
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,003
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,314
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,194
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	713
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,003
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,314
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,194
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(37.87%)
5 Years	rr_AverageAnnualReturnYear05	6.94%
10 Years	rr_AverageAnnualReturnYear10	12.68%
Eventide Gilead Fund | Eventide Gilead Fund Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ETCGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.97%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.21%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 321
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	683
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,172
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,518
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	221
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	683
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,172
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,518
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(35.19%)
5 Years	rr_AverageAnnualReturnYear05	7.39%
10 Years	rr_AverageAnnualReturnYear10	12.48%
Eventide Gilead Fund | Eventide Gilead Fund Class N
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ETGLX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.97%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.21%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.38%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 141
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	438
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	757
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,662
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	141
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	438
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	757
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,662
Annual Return 2013	rr_AnnualReturn2013	52.93%
Annual Return 2014	rr_AnnualReturn2014	17.86%
Annual Return 2015	rr_AnnualReturn2015	(2.15%)
Annual Return 2016	rr_AnnualReturn2016	0.90%
Annual Return 2017	rr_AnnualReturn2017	32.85%
Annual Return 2018	rr_AnnualReturn2018	(2.55%)
Annual Return 2019	rr_AnnualReturn2019	33.83%
Annual Return 2020	rr_AnnualReturn2020	55.11%
Annual Return 2021	rr_AnnualReturn2021	11.43%
Annual Return 2022	rr_AnnualReturn2022	(34.05%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(34.05%)
5 Years	rr_AverageAnnualReturnYear05	8.25%
10 Years	rr_AverageAnnualReturnYear10	13.39%
Eventide Gilead Fund | Eventide Gilead Fund Class N | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(34.85%)
5 Years	rr_AverageAnnualReturnYear05	7.19%
10 Years	rr_AverageAnnualReturnYear10	12.78%
Eventide Gilead Fund | Eventide Gilead Fund Class N | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(19.56%)
5 Years	rr_AverageAnnualReturnYear05	6.55%
10 Years	rr_AverageAnnualReturnYear10	11.30%
Eventide Gilead Fund | Eventide Gilead Fund Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ETILX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.97%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.21%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 121
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	376
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	651
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,436
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	121
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	376
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	651
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,436
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(33.92%)
5 Years	rr_AverageAnnualReturnYear05	8.47%
10 Years	rr_AverageAnnualReturnYear10	13.62%
Eventide Healthcare & Life Sciences Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Eventide Healthcare & Life Sciences Fund Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Eventide Healthcare & Life Sciences Fund (the “Healthcare & Life Sciences Fund” or the “Fund”) seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 121 and Appendix A – Intermediary-Specific Sales Charge Reductions and Waivers, and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 69, and Waivers of Up-Front Sales Charge on Class A Shares on page 70.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees Fees paid directly from your investment
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses that you pay each year as a percentage of the value of your investment
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The portfolio turnover rate of the Fund for the fiscal year ended June 30, 2023 was 79% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	79.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Hypothetical Fund Costs.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity and equity-related securities of companies in the healthcare and life sciences sectors, including common stock, options, preferred stock and convertible debt. Healthcare and life sciences companies include those companies that derive or are expected to derive 50% or more of their revenue from healthcare and life science products and services including, but not limited to, biotechnology, pharmaceuticals, diagnostics, life science tools, medical devices, healthcare information technology, healthcare services, synthetic biology, agricultural and environmental management, and pharmaceutical manufacturing products and services. These companies may include private and other companies whose securities may have legal or contractual restrictions on resale or are otherwise illiquid (“Illiquid Investments”). The Fund will not invest more than 15% of the Fund’s net assets in these Illiquid Investments. These companies may include development stage companies. The Fund may invest without limitation in securities of companies domiciled outside the United States either directly or through American Depositary Receipts (“ADRs”). The Fund may invest in securities of companies of any market capitalization.

The Fund’s investment adviser, Eventide Asset Management, LLC (“Eventide” or the “Adviser”) utilizes a fundamental “bottom-up” analysis to evaluate investments for inclusion in the Fund’s portfolio. The Adviser seeks to invest in attractively valued securities that, in its opinion, represent above-average long-term investment opportunities or have significant near-term appreciation potential and that are capable of serving well the needs of customers, employees, suppliers, communities, the environment, and society broadly. The Adviser favors investments that it believes will have relatively low correlation to the overall market. The valuation of these investments may respond dramatically to clinical trial outcomes or regulatory decisions, providing atypical upside or downside volatility.

The Adviser uses options strategies, such as calls, covered calls, and puts on individual securities, as well as options on securities indices, to enhance returns, generate income, to reduce portfolio volatility, or to reduce downside risk when the Adviser believes adverse market, political or other conditions are likely. The Adviser may also utilize a combination of puts and/or calls on the same security (sometimes referred to as “straddles,” “collars” or “spreads”) or utilize puts and calls on related securities. The Adviser only makes use of these derivative strategies where the derivatives’ underlying security is within or related to the sectors in which the Fund normally invests.

The Fund concentrates investments in drug-related industries by investing, under normal circumstances, over 25% of its assets in drug-related industries. This group of industries includes pharmaceutical, biotech and similar companies that primarily develop, produce or distribute drugs, medicines, diagnostic chemicals and biological products used to diagnose, prevent or treat diseases or maintain health.

Eventide uses its values-based screening process to analyze all potential investments for the company’s ability to operate with integrity and create value for customers, employees, and other stakeholders by reflecting the values described below. Eventide’s ethical values are inspired by the Christian faith and rooted in a biblical worldview. While few companies may reach these ideals in every area of their business, these principles articulate the Adviser’s highest expectations for the companies in which the Fund invests. The Adviser uses its values-based screening processes in connection with other fundamental research processes to establish the Fund’s eligible investment universe. Securities are generally ineligible for purchase within the Fund’s portfolio unless the Adviser believes that the values-based screens are met. The Adviser’s screening process for potential investments does not apply relative weights between values-based factors and financial factors. There is no guarantee that the Adviser will be able to successfully screen out all companies that are inconsistent with the following principles which help to guide the Adviser’s research and investment framework. Specifically, the Adviser seeks to invest in companies that reflect the following values:

■	Respecting the value and freedom of all people: this includes the right to life at all stages and freedom from addictive behaviors caused by gambling, pornography, tobacco, and alcohol.

■	Demonstrating a concern for justice and peace: this includes fair and ethical relationships with customers, suppliers, and business partners and avoiding products and services that promote weapons production and proliferation.

■	Promoting family and community: this includes protecting children from violent forms of entertainment and serving low-income communities.

■	Exhibiting responsible management practices: this includes fair dealing with employees, communities, competitors, suppliers, and customers as demonstrated by a company’s record regarding litigation, regulatory actions against the company, and its record of providing products and services that improve the lives of people.

■	Practicing environmental stewardship: this includes practices considered more sustainable than those of industry peers, reduction in environmental impact when compared to previous periods, and/or the use of more efficient and cleaner energy sources.

Consistent with the Adviser’s values, the Fund may invest in securities that fund community development institutions and serve needs such as those of low-to-moderate income families and communities.

Securities may be sold when the Adviser believes that they no longer represent relatively attractive investment opportunities or when the Adviser believes the underlying company’s practices are no longer consistent with the Adviser’s values.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value and returns will vary, and you could lose money on your investment in the Fund and those losses could be significant.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.

ADRs Risk. ADRs, which are typically issued by a bank, are certificates that evidence ownership of shares of a foreign company and are alternatives to purchasing foreign securities directly in their national markets and currencies. ADRs are subject to the same risks as direct investment in foreign companies and involve risks that are not found in investments in U.S. companies. Although an ADR is priced in the U.S. dollar, movements in the exchange rate of the local currency versus the U.S. dollar are automatically reflected in the price of the ADR in U.S. dollars. Therefore, even if the price of the foreign security does not change on its market, if the exchange rate of the local currency relative to the U.S. Dollar declines, the ADR price would decline by a similar measure.

Development Stage Company Risk. The Fund may invest a substantial portion of the portfolio in development stage companies that are not generating meaningful revenue.

Equity Security Risk. Common and preferred stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Warrants and rights may expire worthless if the price of a common stock is below the conversion price of the warrant or right. Convertible bonds may decline in value if the price of a common stock falls below the conversion price. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

Ethical Investment Risk. The Fund’s ethical values screening criteria could cause it to underperform similar funds that do not have such screening criteria. This could be due to ethically acceptable companies falling out of favor with investors or failing to perform as well as companies that do not meet the Fund’s ethical screening guidelines.

To supplement its efforts in ethical investing, the Adviser is specifically engaged in the promotion of sensible corporate strategy and pricing in the healthcare industry.  The Adviser believes these activities will help promote ethical and effective corporate governance and long term strategy for healthcare companies, and potentially create a positive effect on the healthcare industry, and for investors. There is no guarantee the Adviser’s activities will achieve their intended results. There is a risk that the Adviser’s activities in this regard could limit the Fund’s investment universe and reduce the amount of profits that could be realized by affected companies, limiting the Fund’s investment returns. Furthermore, the US government or any agency thereof, may enact rules or legislation that, directly or indirectly, materially impacts the Adviser’s activities in this regard, or materially affects the value of the healthcare companies.

Foreign Securities Risk. Since the Fund’s investments may include ADRs and foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign investing involves other risks not typically associated with U.S. investments, including adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing accounting, auditing, financial reporting and legal standards.

Growth Stock Risk. “Growth” stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. “Growth” stocks also tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, “growth” stocks tend to be sensitive to changes in their earnings and more volatile in price than the stock market as a whole. In addition, companies that the Adviser believes have significant growth potential are often companies with new, limited or cyclical product lines, markets or financial resources and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

Healthcare & Life Sciences Sector Risk. Because the Fund normally invests at least 80% of its assets in the healthcare and life science sectors, the Fund’s performance largely depends—for better or for worse—on the overall condition of these sectors. Companies in the healthcare and life sciences sectors, including drug related companies, may be heavily dependent on clinical trials with uncertain outcomes and decisions made by the governments and regulatory authorities. Further, these companies are dependent on patent protection, and the expiration of patents may adversely affect the profitability of the companies. Additionally, the profitability of some healthcare and life sciences companies may be dependent on a relatively limited number of products, and their products can become obsolete due to sector innovation, changes in technologies or other market developments.

Industry Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse occurrences affecting the Fund more than the market as a whole, because the Fund’s investments are concentrated in the drug-related industries.

Large Capitalization Company Risk. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Liquidity Risk. Some investments held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid investments may also lack a readily observable or market-corroborated price and be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at an unexpected loss.

Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio managers’ judgments will produce the desired results.

Market Risk. Overall stock or bond market volatility may also affect the value of the Fund. Factors such as domestic and/or foreign economic growth and market conditions, interest rate levels, political events and terrorism affect the securities markets.

Medium (Mid) Capitalization Company Risk. To the extent the Fund invests in the stocks of mid-sized companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. These companies may experience higher failure rates than larger companies. Mid-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. Mid-sized companies may also have limited markets, product lines or financial resources and may lack management experience.

Options Market Risk. Markets for options and options on futures may not always operate on a fair and orderly basis. At times, prices for options and options on futures may not represent fair market value and prices may be subject to manipulation, which may be extreme under some circumstances. The dysfunction and manipulation of volatility and options markets may make it difficult for the Fund to effectively implement its investment strategy and achieve its objectives and could potentially lead to significant losses.

Options Risk. As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received and gives up the opportunity for gain on the underlying security above the exercise option price because the Fund will no longer hold the underlying security. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option. As the seller (writer) of a put option, the Fund will lose money if the value of the security falls below the strike price. The use of derivative instruments, such as options, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, including the risk that the counterparty to an options transaction may not fulfill its contractual obligations.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio. There can be no guarantee the securities held by the Fund will appreciate in value.

Smaller Capitalization Company Risk. Smaller-sized companies may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and companies may have limited markets, product lines or financial resources and lack management experience.

Stock Value Risk. Stocks involve the risk that they may never reach what the Adviser believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth, or the Adviser misgauged that worth. Stocks also may decline in price, even though, in theory, they are already undervalued. Investments in private companies that lack readily observable or market-corroborated prices generally increase stock valuation risk because they are more difficult to value. Many private companies are not required to file periodic financial reports, leading to challenges in the Adviser’s ability to evaluate a company’s business prospects and the fair value of its securities. The fair valued prices assigned to the Fund’s investments in private companies are based on a variety of factors, reviewed regularly, and updated as additional information becomes available. However, fair value pricing includes subjective judgments, and it is possible that the fair value assigned to a security may differ materially from the value the Fund would realize if the security were sold.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class A shares for each full calendar year since the Fund’s Class A shares commenced operations. Although Class C, N and I shares have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C, N, and I shares are different from Class A shares because Class C, N and I shares have different expenses than Class A shares. The performance table shows how the average annual returns of the Class A, C, I and N shares compare over time with those of a broad-based market index and an index of large U.S. biotechnology companies. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 1-877-771-3836 and on the Fund’s website at www.eventidefunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class A shares for each full calendar year since the Fund’s Class A shares commenced operations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-771-3836
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.eventidefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Eventide Healthcare & Life Sciences Class A Annual Total Returns for the Year Ended December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Figures do not reflect sales charges. If they did, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Figures do not reflect sales charges. If they did, returns would be lower.

During the period shown in the bar chart, for the Class A shares, the highest return for a quarter was 46.37% (quarter ended December 31, 2019), and the lowest return for a quarter was (24.43)% (quarter ended December 31, 2018). The Fund’s Class A year-to-date return as of September 30, 2023 was (0.28)%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s Class A year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.28%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	46.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.43%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2022)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund has changed its primary benchmark from the S&P 500 Total Return Index to the S&P Biotechnology Select Industry Index because the S&P Biotechnology Select Industry Index better represents the Fund’s investment strategy.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class A shares. After-tax returns for other share classes, which are not shown, will vary from those of Class A shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for other share classes, which are not shown, will vary from those of Class A shares.

Eventide Healthcare & Life Sciences Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.11%)	[4]
5 Years	rr_AverageAnnualReturnYear05	9.42%	[4]
10 Years	rr_AverageAnnualReturnYear10	12.56%	[4]
Eventide Healthcare & Life Sciences Fund | S&P Biotechnology Select Industry Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(25.62%)	[4]
5 Years	rr_AverageAnnualReturnYear05	(0.27%)	[4]
10 Years	rr_AverageAnnualReturnYear10	11.14%	[4]
Eventide Healthcare & Life Sciences Fund | ADRs Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ADRs Risk. ADRs, which are typically issued by a bank, are certificates that evidence ownership of shares of a foreign company and are alternatives to purchasing foreign securities directly in their national markets and currencies. ADRs are subject to the same risks as direct investment in foreign companies and involve risks that are not found in investments in U.S. companies. Although an ADR is priced in the U.S. dollar, movements in the exchange rate of the local currency versus the U.S. dollar are automatically reflected in the price of the ADR in U.S. dollars. Therefore, even if the price of the foreign security does not change on its market, if the exchange rate of the local currency relative to the U.S. Dollar declines, the ADR price would decline by a similar measure.

Eventide Healthcare & Life Sciences Fund | Development Stage Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Development Stage Company Risk. The Fund may invest a substantial portion of the portfolio in development stage companies that are not generating meaningful revenue.
Eventide Healthcare & Life Sciences Fund | Equity Security Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Security Risk. Common and preferred stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Warrants and rights may expire worthless if the price of a common stock is below the conversion price of the warrant or right. Convertible bonds may decline in value if the price of a common stock falls below the conversion price. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

Eventide Healthcare & Life Sciences Fund | Ethical Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Ethical Investment Risk. The Fund’s ethical values screening criteria could cause it to underperform similar funds that do not have such screening criteria. This could be due to ethically acceptable companies falling out of favor with investors or failing to perform as well as companies that do not meet the Fund’s ethical screening guidelines.

To supplement its efforts in ethical investing, the Adviser is specifically engaged in the promotion of sensible corporate strategy and pricing in the healthcare industry.  The Adviser believes these activities will help promote ethical and effective corporate governance and long term strategy for healthcare companies, and potentially create a positive effect on the healthcare industry, and for investors. There is no guarantee the Adviser’s activities will achieve their intended results. There is a risk that the Adviser’s activities in this regard could limit the Fund’s investment universe and reduce the amount of profits that could be realized by affected companies, limiting the Fund’s investment returns. Furthermore, the US government or any agency thereof, may enact rules or legislation that, directly or indirectly, materially impacts the Adviser’s activities in this regard, or materially affects the value of the healthcare companies.

Eventide Healthcare & Life Sciences Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. Since the Fund’s investments may include ADRs and foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign investing involves other risks not typically associated with U.S. investments, including adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing accounting, auditing, financial reporting and legal standards.

Eventide Healthcare & Life Sciences Fund | Growth Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth Stock Risk. “Growth” stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. “Growth” stocks also tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, “growth” stocks tend to be sensitive to changes in their earnings and more volatile in price than the stock market as a whole. In addition, companies that the Adviser believes have significant growth potential are often companies with new, limited or cyclical product lines, markets or financial resources and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

Eventide Healthcare & Life Sciences Fund | Healthcare & Life Sciences Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Healthcare & Life Sciences Sector Risk. Because the Fund normally invests at least 80% of its assets in the healthcare and life science sectors, the Fund’s performance largely depends—for better or for worse—on the overall condition of these sectors. Companies in the healthcare and life sciences sectors, including drug related companies, may be heavily dependent on clinical trials with uncertain outcomes and decisions made by the governments and regulatory authorities. Further, these companies are dependent on patent protection, and the expiration of patents may adversely affect the profitability of the companies. Additionally, the profitability of some healthcare and life sciences companies may be dependent on a relatively limited number of products, and their products can become obsolete due to sector innovation, changes in technologies or other market developments.

Eventide Healthcare & Life Sciences Fund | Large Capitalization Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large Capitalization Company Risk. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Eventide Healthcare & Life Sciences Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. Some investments held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid investments may also lack a readily observable or market-corroborated price and be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at an unexpected loss.

Eventide Healthcare & Life Sciences Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio managers’ judgments will produce the desired results.

Eventide Healthcare & Life Sciences Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. Overall stock or bond market volatility may also affect the value of the Fund. Factors such as domestic and/or foreign economic growth and market conditions, interest rate levels, political events and terrorism affect the securities markets.

Eventide Healthcare & Life Sciences Fund | Medium (Mid) Capitalization Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Medium (Mid) Capitalization Company Risk. To the extent the Fund invests in the stocks of mid-sized companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. These companies may experience higher failure rates than larger companies. Mid-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. Mid-sized companies may also have limited markets, product lines or financial resources and may lack management experience.

Eventide Healthcare & Life Sciences Fund | Options Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Market Risk. Markets for options and options on futures may not always operate on a fair and orderly basis. At times, prices for options and options on futures may not represent fair market value and prices may be subject to manipulation, which may be extreme under some circumstances. The dysfunction and manipulation of volatility and options markets may make it difficult for the Fund to effectively implement its investment strategy and achieve its objectives and could potentially lead to significant losses.

Eventide Healthcare & Life Sciences Fund | Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Risk. As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received and gives up the opportunity for gain on the underlying security above the exercise option price because the Fund will no longer hold the underlying security. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option. As the seller (writer) of a put option, the Fund will lose money if the value of the security falls below the strike price. The use of derivative instruments, such as options, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, including the risk that the counterparty to an options transaction may not fulfill its contractual obligations.

Eventide Healthcare & Life Sciences Fund | Security Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio. There can be no guarantee the securities held by the Fund will appreciate in value.

Eventide Healthcare & Life Sciences Fund | Smaller Capitalization Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Smaller Capitalization Company Risk. Smaller-sized companies may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and companies may have limited markets, product lines or financial resources and lack management experience.

Eventide Healthcare & Life Sciences Fund | Stock Value Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Stock Value Risk. Stocks involve the risk that they may never reach what the Adviser believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth, or the Adviser misgauged that worth. Stocks also may decline in price, even though, in theory, they are already undervalued. Investments in private companies that lack readily observable or market-corroborated prices generally increase stock valuation risk because they are more difficult to value. Many private companies are not required to file periodic financial reports, leading to challenges in the Adviser’s ability to evaluate a company’s business prospects and the fair value of its securities. The fair valued prices assigned to the Fund’s investments in private companies are based on a variety of factors, reviewed regularly, and updated as additional information becomes available. However, fair value pricing includes subjective judgments, and it is possible that the fair value assigned to a security may differ materially from the value the Fund would realize if the security were sold.

Eventide Healthcare & Life Sciences Fund | Industry Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Industry Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse occurrences affecting the Fund more than the market as a whole, because the Fund’s investments are concentrated in the drug-related industries.

Eventide Healthcare & Life Sciences Fund | Eventide Healthcare & Life Sciences Fund Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ETAHX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[5]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 725
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,040
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,377
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,326
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	725
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,040
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,377
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,326
Annual Return 2013	rr_AnnualReturn2013	61.81%
Annual Return 2014	rr_AnnualReturn2014	29.02%
Annual Return 2015	rr_AnnualReturn2015	14.87%
Annual Return 2016	rr_AnnualReturn2016	(16.25%)
Annual Return 2017	rr_AnnualReturn2017	45.51%
Annual Return 2018	rr_AnnualReturn2018	(0.44%)
Annual Return 2019	rr_AnnualReturn2019	58.30%
Annual Return 2020	rr_AnnualReturn2020	36.69%
Annual Return 2021	rr_AnnualReturn2021	(16.77%)
Annual Return 2022	rr_AnnualReturn2022	(19.83%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(24.44%)
5 Years	rr_AverageAnnualReturnYear05	6.26%
10 Years	rr_AverageAnnualReturnYear10	14.75%
Eventide Healthcare & Life Sciences Fund | Eventide Healthcare & Life Sciences Fund Class A Shares | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(24.44%)
5 Years	rr_AverageAnnualReturnYear05	4.88%
10 Years	rr_AverageAnnualReturnYear10	13.93%
Eventide Healthcare & Life Sciences Fund | Eventide Healthcare & Life Sciences Fund Class A Shares | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(14.47%)
5 Years	rr_AverageAnnualReturnYear05	4.73%
10 Years	rr_AverageAnnualReturnYear10	12.40%
Eventide Healthcare & Life Sciences Fund | Eventide Healthcare & Life Sciences Fund Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ETCHX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[7]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 334
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	722
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,236
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,647
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	234
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	722
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,236
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,647
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(21.21%)
5 Years	rr_AverageAnnualReturnYear05	6.73%
10 Years	rr_AverageAnnualReturnYear10	14.58%
Eventide Healthcare & Life Sciences Fund | Eventide Healthcare & Life Sciences Fund Class N Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ETNHX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.51%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 154
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	478
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	824
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,803
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	154
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	478
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	824
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,803
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(19.77%)
5 Years	rr_AverageAnnualReturnYear05	7.59%
10 Years	rr_AverageAnnualReturnYear10	15.51%
Eventide Healthcare & Life Sciences Fund | Eventide Healthcare & Life Sciences Fund Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ETIHX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 134
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	416
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	719
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,580
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	134
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	416
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	719
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,580
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(19.62%)
5 Years	rr_AverageAnnualReturnYear05	7.80%
10 Years	rr_AverageAnnualReturnYear10	15.73%
Eventide Balanced Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Eventide Balanced Fund (formerly, Eventide Multi-Asset Income Fund) Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Eventide Balanced Fund (the “Balanced Fund” or the “Fund”) seeks current income while maintaining the potential for capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 121 and Appendix A – Intermediary-Specific Sales Charge Reductions and Waivers, and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 69, and Waivers of Up-Front Sales Charge on Class A Shares on page 70.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees Fees paid directly from your investment
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses that you pay each year as a percentage of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The portfolio turnover rate of the Fund for the fiscal year ended June 30, 2023 was 48% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Hypothetical Fund Costs.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example only accounts for the Fund’s expense limitation through its expiration period, October 31, 2024, and then depicts the Fund’s total annual expenses thereafter. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund has significant flexibility to achieve its investment objective by primarily investing in a broad universe of income-producing securities. These securities include debt and equity securities of companies in the U.S. and other markets around the world. The Fund’s investments in foreign securities may be made without limitation, directly or through American Depository Receipts (“ADRs”).

The Fund uses a balanced strategy allocating approximately equally between equity income and fixed income with a bottom-up quality investing and secular theme focus seeking to achieve consistent returns and lower volatility than the markets. There is no guarantee that the Fund will achieve this goal. The Fund’s balanced strategy means that equity investments do not typically represent more than 50% of the Fund’s portfolio. The Fund’s balanced strategy also means that the Fund invests at least 25% of its assets in equity securities and at least 25% of its assets in fixed income securities. The Fund is focused on identifying and investing in companies capable of increasing profitability, growth, and income distribution by serving well the needs of customers, employees, suppliers, communities, the environment, and society broadly. The Fund has broad discretion to invest in securities in the pursuit of the Fund’s objectives. These securities may include but are not limited to common stocks, yieldcos (dividend growth-oriented public companies created by a parent company, which bundles renewable and/or conventional long-term contracted operating assets in order to generate cash flow), real estate investment trusts (“REITs”), master limited partnerships (“MLPs”), preferred stocks, corporate bonds, government agency bonds, municipal bonds, mortgage-backed securities, asset-backed securities (including auto loans and leases, equipment loans and leases, and credit cards); convertible securities and options. The Fund may invest in a particular type of security without limitation but limits its investment in a particular industry and in MLPs to less than 25% of the Fund’s net assets. The Fund may invest in companies of any market capitalization. The Fund may invest in bonds of any maturity and, under normal market conditions, the bonds held in the Fund’s portfolio have an average duration of between two and eight years. The Fund may invest in bonds of any credit quality, including, without limitation, non-investment grade bonds rated below Baa3 by Moody’s or below BBB- by S&P (also known as “junk” bonds). The Fund may invest up to 15% of its net assets in companies whose securities may have legal or contractual restrictions on resale or are otherwise illiquid.

The Fund’s investment adviser, Eventide Asset Management, LLC (“Eventide” or the “Adviser”), utilizes a fundamental “bottom-up” analysis to evaluate investments for inclusion in the Fund’s portfolio. The Adviser seeks to invest in attractively valued securities that, in its opinion, represent above-average long-term investment opportunities or have significant near-term appreciation potential. The Adviser favors investments that it believes will have relatively low correlation or volatility to the overall market. The Adviser seeks to invest in securities that, in its opinion, are attractively valued, provide attractive current income, provide income appreciation potential, provide capital appreciation potential, and/or help to reduce overall portfolio volatility.

The Adviser may use options, such as puts or calls on individual securities, as well as options on securities indices, to enhance returns, generate income, to reduce portfolio volatility, or to reduce downside risk when the Adviser believes prudent. To enhance income, the Adviser has the ability to sell call options on stocks held in the portfolio (covered call writing). In exchange for the option premium received, the Fund gives up potential upside in the underlying stock. The Adviser also has the ability to write put options on stocks deemed to be attractive purchases at lower price levels. The Adviser may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as “straddles,” “collars” or “spreads”) or utilize puts and calls on related securities.

The Adviser has retained Boyd Watterson Asset Management, LLC (the “Sub-Adviser”) to manage some of the Fund’s assets allocated for investment in the fixed income portion of the Fund’s portfolio. In selecting securities for investment by the Fund, the Sub-Adviser employs a top-down approach to determine how to structure the bond allocation taking into consideration duration, maturity, and sector allocation. The Sub-Adviser then initiates a process of security analysis based on several factors including, but not limited to, economic trends, industry assessments and issuer specific credit fundamentals.

Eventide uses its values-based screening process to analyze all potential investments for the company’s ability to operate with integrity and create value for customers, employees, and other stakeholders by reflecting the values described below. Eventide’s ethical values are inspired by the Christian faith and rooted in a biblical worldview. While few companies may reach these ideals in every area of their business, these principles articulate the Adviser’s highest expectations for the companies in which the Fund invests. The Adviser uses its values-based screening processes in connection with other fundamental research processes to establish the Fund’s eligible investment universe. Securities are generally ineligible for purchase within the Fund’s portfolio unless the Adviser believes that the values-based screens are met. The Adviser’s screening process for potential investments does not apply relative weights between values-based factors and financial factors. There is no guarantee that the Adviser will be able to successfully screen out all companies that are inconsistent with the following principles which help to guide the Adviser’s research and investment framework. Specifically, the Adviser seeks to invest in companies that reflect the following values:

■	Respecting the value and freedom of all people: this includes the right to life at all stages and freedom from addictive behaviors caused by gambling, pornography, tobacco, and alcohol.

■	Demonstrating a concern for justice and peace: this includes fair and ethical relationships with customers, suppliers, and business partners and avoiding products and services that promote weapons production and proliferation.
■	Promoting family and community: this includes protecting children from violent forms of entertainment and serving low-income communities.

■	Exhibiting responsible management practices: this includes fair dealing with employees, communities, competitors, suppliers, and customers as demonstrated by a company’s record regarding litigation, regulatory actions against the company, and its record of providing products and services that improve the lives of people.

■	Practicing environmental stewardship: this includes practices considered more sustainable than those of industry peers, reduction in environmental impact when compared to previous periods, and/or the use of more efficient and cleaner energy sources.

Consistent with the Adviser’s values, the Fund may invest in securities that fund community development institutions and serve needs such as those of low-to-moderate income families and communities.

Securities may be sold when the Adviser or Sub-Adviser believes that they no longer represent relatively attractive investment opportunities or when the Adviser believes the underlying company is no longer consistent with the Adviser’s values.

Distribution Policy. The Fund’s distribution policy is to make approximately twelve distributions to shareholders per calendar year. The frequency of distributions is based on the availability of distributable income and the investment needs of the Fund. The level of periodic distributions (including any return of capital) is not fixed and is not designed to generate, and is not expected to result in, distributions that equal a fixed percentage of the Fund’s current net asset value per share. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Shareholders should not assume that the Fund’s distribution rate or the source of a distribution from the Fund is net profit. For more information about the Fund’s distribution policy, please turn to “Additional Information About Each Fund’s Principal Investment Strategies and Related Risks – Principal Investment Strategies - Distribution Policy and Goals.”

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.

ADRs Risk. ADRs, which are typically issued by a bank, are certificates that evidence ownership of shares of a foreign company and are alternatives to purchasing foreign securities directly in their national markets and currencies. ADRs are subject to the same risks as direct investment in foreign companies and involve risks that are not found in investments in U.S. companies. Although an ADR is priced in the U.S. dollar, movements in the exchange rate of the local currency versus the U.S. dollar are automatically reflected in the price of the ADR in U.S. dollars. Therefore, even if the price of the foreign security does not change on its market, if the exchange rate of the local currency relative to the U.S. Dollar declines, the ADR price would decline by a similar measure.

Allocation Risk. If the Fund’s strategy for allocating assets among different assets classes does not work as intended, the Fund may not achieve its objective or may underperform other funds with the same or similar investment strategy.

Asset-Backed and Mortgage-Backed Security Risk. When the Fund invests in asset-backed securities, mortgage-backed securities or collateralized mortgage obligations, the Fund is subject to the risk that, if the issuer fails to pay interest or repay principal, the assets backing these securities may not be sufficient to support payments on the securities.

Mortgage-backed securities represent participating interests in pools of residential mortgage loans, some of which are guaranteed by the U.S. government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by a Fund and not the purchase of shares of the Fund. Mortgage-backed securities do not have a fixed maturity and their expected maturities may vary when interest rates rise or fall.

Mortgage-backed securities issued or guaranteed by private issuers are also known as “non-agency MBS.” Non-agency MBS generally are a greater credit risk than MBS issued by the U.S. government, and the market for non-agency MBS is smaller and may be less liquid that the market for government MBS.

Changing Fixed Income Market Conditions Risk. Future interest rate increases could cause the value of any Fund that invests in fixed income securities to decrease. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of the Fund’s investments and share price to decline. To the extent the Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs the Fund incurs and may lower its performance. Furthermore, if rising interest rates cause the Fund to lose enough value, the Fund could also face increased shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Fund. In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to decreased liquidity and increased volatility in the fixed income markets.

Convertible Securities Risk. Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities and are subject to risks associated with both fixed income and equity securities. The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Credit Risk. Credit risk is the risk that an issuer of a security will fail to pay principal and interest in a timely manner, reducing the Fund’s total return. The Fund may invest in high-yield, high-risk securities, commonly called “junk bonds,” that are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

Distribution Policy Risk. The Fund’s distribution policy is not designed to generate, and is not expected to result in, distributions that equal a fixed percentage of the Fund’s current net asset value per share. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital (i.e., from your original investment). Shareholders should not assume that the Fund’s distribution rate or the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Equity Security Risk. Common and preferred stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Warrants and rights may expire worthless if the price of a common stock is below the conversion price of the warrant or right. Convertible bonds may decline in value if the price of a common stock falls below the conversion price. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

Ethical Investment Risk. The Fund’s ethical values screening criteria could cause it to underperform similar funds that do not have such screening criteria. This could be due to ethically acceptable companies falling out of favor with investors or failing to perform as well as companies that do not meet the Fund’s ethical screening guidelines.

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Securities Risk. Since the Fund’s investments may include ADRs and foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign investing involves other risks not typically associated with U.S. investments, including adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing accounting, auditing, financial reporting and legal standards.

Hedging Risk. Hedging is a strategy in which the Fund uses a derivative to offset the risks associated with other Fund holdings. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.

Income Risk. Income risk is the risk that the income from the Fund’s portfolio will decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

Interest Rate Risk. Changes in short-term market interest rates will directly affect the yield on the shares of a fund whose investments are normally invested in floating rate debt. If short-term market interest rates fall, the yield on the Fund’s shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on the floating rate debt in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag. Rising interest rates pose a heightened risk to the Fund’s longer-term fixed income securities.

Junk Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Large Capitalization Company Risk. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Liquidity Risk. Some securities held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid investments may also lack a readily observable or market-corroborated price and be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at an unexpected loss.

Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio managers’ judgment will produce the desired results.

Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic and/or foreign economic growth and market conditions, interest rate levels, political events and terrorism affect the securities markets.

Medium (Mid) Capitalization Company Risk. To the extent the Fund invests in the stocks of mid-sized companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. These companies may experience higher failure rates than larger companies. Mid-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. Mid-sized companies may also have limited markets, product lines or financial resources and may lack management experience.

MLP and MLP-Related Securities. Investments in MLPs and MLP-related securities involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP or MLP-related security, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks (which could occur if the MLP raises capital and then invests it in projects whose return fails to exceed the cost of capital raised) and risks related to the general partner’s limited call right. MLPs and MLP-related securities are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. During periods of rising interest rates, the use of MLPs or MLP-related securities could hinder the overall performance of the Fund.

MLP Tax Risk. MLPs, typically, do not pay U.S. federal income tax at the partnership level. Instead, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the Fund and lower income, as compared to an MLP that is not taxed as a corporation.

Options Market Risk. Markets for options and options on futures may not always operate on a fair and orderly basis. At times, prices for options and options on futures may not represent fair market value and prices may be subject to manipulation, which may be extreme under some circumstances. The dysfunction and manipulation of volatility and options markets may make it difficult for the Fund to effectively implement its investment strategy and achieve its objectives and could potentially lead to significant losses.

Options Risk. There are risks associated with the sale and purchase of call and put options. As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received and gives up the opportunity for gain on the underlying security above the exercise option price because the Fund will no longer hold the underlying security. The use of derivative instruments, such as options, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, including the risk that the counterparty to an options transaction may not fulfill its contractual obligations.

Preferred Stock Risk. Dividends on preferred stocks are generally payable at the discretion of the issuer’s board of directors and Fund shareholders may lose money if dividends are not paid. Preferred stock prices may fall if interest rates rise or the issuer’s creditworthiness becomes impaired.

Prepayment Risk. The Fund may invest in debt securities that may be paid off early when the issuer of a debt security can repay the principal prior to a security’s maturity. If interest rates are falling, the Fund may have to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Real Estate and REIT Risk. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

Smaller Capitalization Company Risk. Smaller-sized companies may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and companies may have limited markets, product lines or financial resources and lack management experience.

Stock Value Risk. Stocks involve the risk that they may never reach what the Adviser believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth, or the Adviser misgauged that worth. Stocks also may decline in price, even though, in theory, they are already undervalued. Investments in private companies that lack readily observable or market-corroborated prices generally increase stock valuation risk because they are more difficult to value. Many private companies are not required to file periodic financial reports, leading to challenges in the Adviser’s ability to evaluate a company’s business prospects and the fair value of its securities. The fair valued prices assigned to the Fund’s investments in private companies are based on a variety of factors, reviewed regularly, and updated as additional information becomes available. However, fair value pricing includes subjective judgments, and it is possible that the fair value assigned to a security may differ materially from the value the Fund would realize if the security were sold.

U.S. Agency Securities Risk. The Fund’s investments in securities issued or guaranteed by federal agencies and U.S. government sponsored entities may or may not be backed by the full faith and credit of the U.S. government.

Yieldcos Risk. Investments in securities of yieldcos involve risks that differ from investments in traditional operating companies, including risks related to the relationship between the yieldco and the company responsible for the formation of the yieldco (the “Yieldco Sponsor”). Yieldcos typically remain dependent on the management and administration services provided by or under the direction of the Yieldco Sponsor and on the ability of the Yieldco Sponsor to identify and present the yieldco with acquisition opportunities, which may often be assets of the Yieldco Sponsor itself. To the extent that the yieldco relies on the Yieldco Sponsor for developing new assets for potential future acquisitions, the yieldco may be dependent on the development capabilities and financial health of the Yieldco Sponsor. Yieldco Sponsors may have interests that conflict with the interests of the yieldco and may retain control of the yieldco via classes of stock held by the Yieldco Sponsor. Any event that limits the yieldco’s ability to maintain or grow its distributable cash flow would likely have a negative impact on the yieldco’s share price.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund. The bar chart shows the performance of its Class A shares for each full calendar year since the Fund’s Class A shares commenced operations. Although Class C, N and I shares have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C, N and I shares are different from Class A shares because Class C, N and I shares have different expenses than Class A shares. The performance table shows how the average annual returns of the Class A, C, I and N shares compare over time with a broad-based equity market index, a broad-based bond market index and a blend of these two indices. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 1-877-771-3836 and on the Fund’s website at www.eventidefunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund. The bar chart shows the performance of its Class A shares for each full calendar year since the Fund’s Class A shares commenced operations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-771-3836
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.eventidefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Eventide Balanced Fund Class A Annual Total Returns for the Year Ended December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Figures do not reflect sales charges. If they did, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Figures do not reflect sales charges. If they did, returns would be lower.

During the period shown in the bar chart, for the Class A shares, the highest return for a quarter was 12.02% (quarter ended June 30, 2020), and the lowest return for a quarter was (9.98)% (quarter ended March 31, 2020). The Fund’s Class A year-to-date return as of September 30, 2023 was 3.55%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s Class A year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.98%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2022)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund has changed its primary benchmark from the Russell Midcap Value Index to the Russell Midcap Total Return Index because the Russell Midcap Total Return Index better represents the Fund’s investment strategy.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class A shares. After-tax returns for other share classes, which are not shown, will vary from those of Class A shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for other share classes, which are not shown, will vary from those of Class A shares.

Eventide Balanced Fund | Russell Midcap Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(17.32%)	[8]
5 Years	rr_AverageAnnualReturnYear05	7.10%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	8.12%	[8]
Eventide Balanced Fund | Bloomberg U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(9.50%)
5 Years	rr_AverageAnnualReturnYear05	0.31%
Since Inception	rr_AverageAnnualReturnSinceInception	0.83%
Eventide Balanced Fund | Balanced Blend (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(10.36%)	[9]
5 Years	rr_AverageAnnualReturnYear05	3.57%	[9]
Since Inception	rr_AverageAnnualReturnSinceInception	4.47%	[9]
Eventide Balanced Fund | Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(12.03%)	[8]
5 Years	rr_AverageAnnualReturnYear05	5.72%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	7.29%	[8]
Eventide Balanced Fund | ADRs Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ADRs Risk. ADRs, which are typically issued by a bank, are certificates that evidence ownership of shares of a foreign company and are alternatives to purchasing foreign securities directly in their national markets and currencies. ADRs are subject to the same risks as direct investment in foreign companies and involve risks that are not found in investments in U.S. companies. Although an ADR is priced in the U.S. dollar, movements in the exchange rate of the local currency versus the U.S. dollar are automatically reflected in the price of the ADR in U.S. dollars. Therefore, even if the price of the foreign security does not change on its market, if the exchange rate of the local currency relative to the U.S. Dollar declines, the ADR price would decline by a similar measure.

Eventide Balanced Fund | Equity Security Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Security Risk. Common and preferred stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Warrants and rights may expire worthless if the price of a common stock is below the conversion price of the warrant or right. Convertible bonds may decline in value if the price of a common stock falls below the conversion price. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

Eventide Balanced Fund | Ethical Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Ethical Investment Risk. The Fund’s ethical values screening criteria could cause it to underperform similar funds that do not have such screening criteria. This could be due to ethically acceptable companies falling out of favor with investors or failing to perform as well as companies that do not meet the Fund’s ethical screening guidelines.

Eventide Balanced Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. Since the Fund’s investments may include ADRs and foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign investing involves other risks not typically associated with U.S. investments, including adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing accounting, auditing, financial reporting and legal standards.

Eventide Balanced Fund | Large Capitalization Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large Capitalization Company Risk. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Eventide Balanced Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. Some securities held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid investments may also lack a readily observable or market-corroborated price and be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at an unexpected loss.

Eventide Balanced Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio managers’ judgment will produce the desired results.

Eventide Balanced Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic and/or foreign economic growth and market conditions, interest rate levels, political events and terrorism affect the securities markets.

Eventide Balanced Fund | Medium (Mid) Capitalization Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Medium (Mid) Capitalization Company Risk. To the extent the Fund invests in the stocks of mid-sized companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. These companies may experience higher failure rates than larger companies. Mid-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. Mid-sized companies may also have limited markets, product lines or financial resources and may lack management experience.

Eventide Balanced Fund | Options Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Market Risk. Markets for options and options on futures may not always operate on a fair and orderly basis. At times, prices for options and options on futures may not represent fair market value and prices may be subject to manipulation, which may be extreme under some circumstances. The dysfunction and manipulation of volatility and options markets may make it difficult for the Fund to effectively implement its investment strategy and achieve its objectives and could potentially lead to significant losses.

Eventide Balanced Fund | Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Risk. There are risks associated with the sale and purchase of call and put options. As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received and gives up the opportunity for gain on the underlying security above the exercise option price because the Fund will no longer hold the underlying security. The use of derivative instruments, such as options, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, including the risk that the counterparty to an options transaction may not fulfill its contractual obligations.

Eventide Balanced Fund | Security Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.
Eventide Balanced Fund | Smaller Capitalization Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Smaller Capitalization Company Risk. Smaller-sized companies may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and companies may have limited markets, product lines or financial resources and lack management experience.

Eventide Balanced Fund | Stock Value Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Stock Value Risk. Stocks involve the risk that they may never reach what the Adviser believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth, or the Adviser misgauged that worth. Stocks also may decline in price, even though, in theory, they are already undervalued. Investments in private companies that lack readily observable or market-corroborated prices generally increase stock valuation risk because they are more difficult to value. Many private companies are not required to file periodic financial reports, leading to challenges in the Adviser’s ability to evaluate a company’s business prospects and the fair value of its securities. The fair valued prices assigned to the Fund’s investments in private companies are based on a variety of factors, reviewed regularly, and updated as additional information becomes available. However, fair value pricing includes subjective judgments, and it is possible that the fair value assigned to a security may differ materially from the value the Fund would realize if the security were sold.

Eventide Balanced Fund | Allocation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Allocation Risk. If the Fund’s strategy for allocating assets among different assets classes does not work as intended, the Fund may not achieve its objective or may underperform other funds with the same or similar investment strategy.

Eventide Balanced Fund | Asset-Backed and Mortgage-Backed Security Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Asset-Backed and Mortgage-Backed Security Risk. When the Fund invests in asset-backed securities, mortgage-backed securities or collateralized mortgage obligations, the Fund is subject to the risk that, if the issuer fails to pay interest or repay principal, the assets backing these securities may not be sufficient to support payments on the securities.

Mortgage-backed securities represent participating interests in pools of residential mortgage loans, some of which are guaranteed by the U.S. government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by a Fund and not the purchase of shares of the Fund. Mortgage-backed securities do not have a fixed maturity and their expected maturities may vary when interest rates rise or fall.

Mortgage-backed securities issued or guaranteed by private issuers are also known as “non-agency MBS.” Non-agency MBS generally are a greater credit risk than MBS issued by the U.S. government, and the market for non-agency MBS is smaller and may be less liquid that the market for government MBS.

Eventide Balanced Fund | Changing Fixed Income Market Conditions Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Changing Fixed Income Market Conditions Risk. Future interest rate increases could cause the value of any Fund that invests in fixed income securities to decrease. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of the Fund’s investments and share price to decline. To the extent the Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs the Fund incurs and may lower its performance. Furthermore, if rising interest rates cause the Fund to lose enough value, the Fund could also face increased shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Fund. In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to decreased liquidity and increased volatility in the fixed income markets.

Eventide Balanced Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Convertible Securities Risk. Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities and are subject to risks associated with both fixed income and equity securities. The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Eventide Balanced Fund | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Credit Risk. Credit risk is the risk that an issuer of a security will fail to pay principal and interest in a timely manner, reducing the Fund’s total return. The Fund may invest in high-yield, high-risk securities, commonly called “junk bonds,” that are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

Eventide Balanced Fund | Distribution Policy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Distribution Policy Risk. The Fund’s distribution policy is not designed to generate, and is not expected to result in, distributions that equal a fixed percentage of the Fund’s current net asset value per share. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital (i.e., from your original investment). Shareholders should not assume that the Fund’s distribution rate or the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Eventide Balanced Fund | Fixed Income Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Eventide Balanced Fund | Hedging Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Hedging Risk. Hedging is a strategy in which the Fund uses a derivative to offset the risks associated with other Fund holdings. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.

Eventide Balanced Fund | Income Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Income Risk. Income risk is the risk that the income from the Fund’s portfolio will decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

Eventide Balanced Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk. Changes in short-term market interest rates will directly affect the yield on the shares of a fund whose investments are normally invested in floating rate debt. If short-term market interest rates fall, the yield on the Fund’s shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on the floating rate debt in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag. Rising interest rates pose a heightened risk to the Fund’s longer-term fixed income securities.

Eventide Balanced Fund | Junk Bond Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Junk Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Eventide Balanced Fund | MLP and MLP-Related Securities [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

MLP and MLP-Related Securities. Investments in MLPs and MLP-related securities involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP or MLP-related security, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks (which could occur if the MLP raises capital and then invests it in projects whose return fails to exceed the cost of capital raised) and risks related to the general partner’s limited call right. MLPs and MLP-related securities are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. During periods of rising interest rates, the use of MLPs or MLP-related securities could hinder the overall performance of the Fund.

Eventide Balanced Fund | MLP Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

MLP Tax Risk. MLPs, typically, do not pay U.S. federal income tax at the partnership level. Instead, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the Fund and lower income, as compared to an MLP that is not taxed as a corporation.

Eventide Balanced Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Preferred Stock Risk. Dividends on preferred stocks are generally payable at the discretion of the issuer’s board of directors and Fund shareholders may lose money if dividends are not paid. Preferred stock prices may fall if interest rates rise or the issuer’s creditworthiness becomes impaired.

Eventide Balanced Fund | Prepayment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Prepayment Risk. The Fund may invest in debt securities that may be paid off early when the issuer of a debt security can repay the principal prior to a security’s maturity. If interest rates are falling, the Fund may have to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Eventide Balanced Fund | Real Estate and REIT Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Real Estate and REIT Risk. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.

Eventide Balanced Fund | U.S. Agency Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Agency Securities Risk. The Fund’s investments in securities issued or guaranteed by federal agencies and U.S. government sponsored entities may or may not be backed by the full faith and credit of the U.S. government.

Eventide Balanced Fund | Yieldcos Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Yieldcos Risk. Investments in securities of yieldcos involve risks that differ from investments in traditional operating companies, including risks related to the relationship between the yieldco and the company responsible for the formation of the yieldco (the “Yieldco Sponsor”). Yieldcos typically remain dependent on the management and administration services provided by or under the direction of the Yieldco Sponsor and on the ability of the Yieldco Sponsor to identify and present the yieldco with acquisition opportunities, which may often be assets of the Yieldco Sponsor itself. To the extent that the yieldco relies on the Yieldco Sponsor for developing new assets for potential future acquisitions, the yieldco may be dependent on the development capabilities and financial health of the Yieldco Sponsor. Yieldco Sponsors may have interests that conflict with the interests of the yieldco and may retain control of the yieldco via classes of stock held by the Yieldco Sponsor. Any event that limits the yieldco’s ability to maintain or grow its distributable cash flow would likely have a negative impact on the yieldco’s share price.

Eventide Balanced Fund | Eventide Balanced Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ETAMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[10]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.30%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.15%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[11]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.07%	[11]
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	678
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	912
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,165
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,888
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	678
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	912
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,165
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,888
Annual Return 2016	rr_AnnualReturn2016	9.03%
Annual Return 2017	rr_AnnualReturn2017	11.73%
Annual Return 2018	rr_AnnualReturn2018	(8.48%)
Annual Return 2019	rr_AnnualReturn2019	19.61%
Annual Return 2020	rr_AnnualReturn2020	18.25%
Annual Return 2021	rr_AnnualReturn2021	16.23%
Annual Return 2022	rr_AnnualReturn2022	(15.53%)
1 Year	rr_AverageAnnualReturnYear01	(20.40%)
5 Years	rr_AverageAnnualReturnYear05	3.68%
Since Inception	rr_AverageAnnualReturnSinceInception	4.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 15, 2015
Eventide Balanced Fund | Eventide Balanced Fund Class A | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(21.03%)
5 Years	rr_AverageAnnualReturnYear05	2.82%
Since Inception	rr_AverageAnnualReturnSinceInception	4.04%
Eventide Balanced Fund | Eventide Balanced Fund Class A | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(11.86%)
5 Years	rr_AverageAnnualReturnYear05	2.67%
Since Inception	rr_AverageAnnualReturnSinceInception	3.64%
Eventide Balanced Fund | Eventide Balanced Fund Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ETCMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[12]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.30%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.90%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[11]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.82%	[11]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 285
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	590
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,020
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,218
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	185
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	590
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,020
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,218
1 Year	rr_AverageAnnualReturnYear01	(16.13%)
5 Years	rr_AverageAnnualReturnYear05	4.08%
Since Inception	rr_AverageAnnualReturnSinceInception	4.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 15, 2015
Eventide Balanced Fund | Eventide Balanced Fund Class N
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ETNMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.30%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.10%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[11]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.02%	[11]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 104
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	342
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	600
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,335
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	104
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	342
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	600
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,335
1 Year	rr_AverageAnnualReturnYear01	(15.45%)
5 Years	rr_AverageAnnualReturnYear05	4.93%
Since Inception	rr_AverageAnnualReturnSinceInception	5.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 15, 2015
Eventide Balanced Fund | Eventide Balanced Fund Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ETIMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.30%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.90%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[11]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.82%	[11]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 84
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	280
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	492
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,103
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	84
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	280
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	492
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,103
1 Year	rr_AverageAnnualReturnYear01	(15.28%)
5 Years	rr_AverageAnnualReturnYear05	5.13%
Since Inception	rr_AverageAnnualReturnSinceInception	5.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 15, 2015
Eventide Dividend Opportunities Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Eventide Dividend Opportunities Fund Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objectives of the Eventide Dividend Opportunities Fund (the “Dividend Opportunities Fund” or the “Fund”) are dividend income and long-term capital appreciation.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary objective is dividend growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 121 and Appendix A – Intermediary-Specific Sales Charge Reductions and Waivers, and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 69, and Waivers of Up-Front Sales Charge on Class A Shares on page 70.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees Fees paid directly from your investment
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses that you pay each year as a percentage of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The portfolio turnover rate of the Fund for the fiscal year ended June 30, 2023 was 50% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Hypothetical Fund Costs.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example only accounts for the Fund’s expense limitation through its expiration period, October 31, 2024, and then depicts the Fund’s total annual expenses thereafter. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing in dividend-paying securities. The Fund has broad discretion to invest in securities selected by the Fund’s investment adviser, Eventide Asset Management, LLC (the “Adviser”), in the pursuit of the Fund’s objectives and to maintain flexibility for investing in domestic and foreign securities across all market capitalizations and economic sectors without limitation. The Fund’s investments in foreign securities may be made either directly or through American Depository Receipts (“ADRs”). The Fund is focused on identifying and investing in companies capable of increasing profitability, growth, and dividend growth by serving well the needs of customers, employees, suppliers, communities, the environment, and society broadly.

Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of borrowings for investment purposes) is invested in the securities of dividend paying companies. Although the Fund expects to invest primarily in dividend paying common stocks (including ADRs), the Fund may invest in other securities to pursue the Fund’s investment objectives. These other securities include yieldcos (e.g., dividend growth-oriented public companies created by a parent company, which bundles renewable and/or conventional long-term contracted operating assets in order to generate cash flow), real estate investment trusts (“REITs”), convertible bonds, preferred stocks, and master limited partnerships (“MLPs”).

The Fund may invest in a particular type of security without limitation but limits its investment in a particular industry and in MLPs to less than 25% of the Fund’s net assets. The Fund may invest up to 15% of its net assets in companies whose securities may have legal or contractual restrictions on resale or are otherwise illiquid.

The Adviser utilizes a fundamental “bottom-up” analysis to evaluate investments for inclusion in the Fund’s portfolio. The Adviser seeks to invest in attractively valued securities that, in its opinion, represent above-average long-term investment opportunities or have significant near-term appreciation potential. The Adviser favors investments that it believes will have relatively low correlation or volatility to the overall market. The Adviser seeks to invest in securities that, in its opinion, are attractively valued, provide attractive current income, provide income appreciation potential, provide capital appreciation potential, and/or help to reduce overall portfolio volatility.

The Adviser may use options, such as puts or calls on individual securities, as well as options on securities indices, to enhance returns, generate income, to reduce portfolio volatility, or to reduce downside risk when the Adviser believes it to be prudent. To enhance income, the Adviser has the ability to sell call options on stocks held in the portfolio (covered call writing). In exchange for the option premium received, the Fund gives up potential upside in the underlying stock. The Adviser also has the ability to write put options on stocks that it has deemed to be attractive purchases at lower price levels.

The Adviser may also utilize a combination of puts and/or calls on the same security (sometimes referred to as “straddles,” “collars” or “spreads”) or utilize puts and calls on related securities.

Eventide uses its values-based screening process to analyze all potential investments for the company’s ability to operate with integrity and create value for customers, employees, and other stakeholders by reflecting the values described below. Eventide’s ethical values are inspired by the Christian faith and rooted in a biblical worldview. While few companies may reach these ideals in every area of their business, these principles articulate the Adviser’s highest expectations for the companies in which the Fund invests. The Adviser uses its values-based screening processes in connection with other fundamental research processes to establish the Fund’s eligible investment universe. Securities are generally ineligible for purchase within the Fund’s portfolio unless the Adviser believes that the values-based screens are met. The Adviser’s screening process for potential investments does not apply relative weights between values-based factors and financial factors. There is no guarantee that the Adviser will be able to successfully screen out all companies that are inconsistent with the following principles which help to guide the Adviser’s research and investment framework. Specifically, the Adviser seeks to invest in companies that reflect the following values:

■	Respecting the value and freedom of all people: this includes the right to life at all stages and freedom from addictive behaviors caused by gambling, pornography, tobacco, and alcohol.

■	Demonstrating a concern for justice and peace: this includes fair and ethical relationships with customers, suppliers, and business partners and avoiding products and services that promote weapons production and proliferation.

■	Promoting family and community: this includes protecting children from violent forms of entertainment and serving low-income communities.

■	Exhibiting responsible management practices: this includes fair dealing with employees, communities, competitors, suppliers, and customers as demonstrated by a company’s record regarding litigation, regulatory actions against the company, and its record of providing products and services that improve the lives of people.

■	Practicing environmental stewardship: this includes practices considered more sustainable than those of industry peers, reduction in environmental impact when compared to previous periods, and/or the use of more efficient and cleaner energy sources.

Consistent with the Adviser’s values, the Fund may invest in securities that fund community development institutions and serve needs such as those of low-to-moderate income families and communities.

Securities may be sold when the Adviser believes that they no longer represent relatively attractive investment opportunities or when the Adviser believes the underlying company is no longer consistent with the Adviser’s values.

Distribution Policy. The Fund’s distribution policy is to make approximately four distributions to shareholders per calendar year. The frequency of distributions is based on the availability of distributable income and the investment needs of the Fund. The level of periodic distributions (including any return of capital) is not fixed and is not designed to generate, and is not expected to result in, distributions that equal a fixed percentage of the Fund’s current net asset value per share. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Shareholders should not assume that the Fund’s distribution rate or the source of a distribution from the Fund is net profit. For more information about the Fund’s distribution policy, please turn to “Additional Information About Each Fund’s Principal Investment Strategies and Related Risks – Principal Investment Strategies – Distribution Policy and Goals.”

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.

ADRs Risk. ADRs, which are typically issued by a bank, are certificates that evidence ownership of shares of a foreign company and are alternatives to purchasing foreign securities directly in their national markets and currencies. ADRs are subject to the same risks as direct investment in foreign companies and involve risks that are not found in investments in U.S. companies. Although an ADR is priced in the U.S. dollar, movements in the exchange rate of the local currency versus the U.S. dollar are automatically reflected in the price of the ADR in U.S. dollars. Therefore, even if the price of the foreign security does not change on its market, if the exchange rate of the local currency relative to the U.S. Dollar declines, the ADR price would decline by a similar measure.

Convertible Securities Risk. Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities and are subject to risks associated with both fixed income and equity securities. The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Distribution Policy Risk. The Fund’s distribution policy is not designed to generate, and is not expected to result in, distributions that equal a fixed percentage of the Fund’s current net asset value per share. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital (i.e., from your original investment). Shareholders should not assume that the Fund’s distribution rate or the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Equity Security Risk. Stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Warrants and rights may expire worthless if the price of a common stock is below the conversion price of the warrant or right. Convertible bonds may decline in value if the price of a common stock falls below the conversion price. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

Ethical Investment Risk. The Fund’s ethical values screening criteria could cause it to underperform similar funds that do not have such screening criteria. This could be due to ethically acceptable companies falling out of favor with investors or failing to perform as well as companies that do not meet the Fund’s ethical screening guidelines.

Foreign Securities Risk. Since the Fund’s investments may include ADRs and foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign investing involves other risks not typically associated with U.S. investments, including adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing accounting, auditing, financial reporting and legal standards.

Hedging Risk. Hedging is a strategy in which the Fund uses a derivative to offset the risks associated with other Fund holdings. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.

Large Capitalization Company Risk. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Liquidity Risk. Some investments held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid investments may also lack a readily observable or market-corroborated price and be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at an unexpected loss.

Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio managers’ judgment will produce the desired results.

Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic and/or foreign economic growth and market conditions, interest rate levels, political events and terrorism affect the securities markets.

Medium (Mid) Capitalization Company Risk. To the extent the Fund invests in the stocks of mid-sized companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. These companies may experience higher failure rates than larger companies. Mid-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. Mid-sized companies may also have limited markets, product lines or financial resources and may lack management experience.

MLP and MLP-Related Securities Risk. Investments in MLPs and MLP-related securities involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP or MLP-related security, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks (which could occur if the MLP raises capital and then invests it in projects whose return fails to exceed the cost of capital raised) and risks related to the general partner’s limited call right. MLPs and MLP-related securities are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. During periods of rising interest rates, the use of MLPs or MLP-related securities could hinder the overall performance of the Fund.

MLP Tax Risk. MLPs, typically, do not pay U.S. federal income tax at the partnership level. Instead, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the Fund and lower income, as compared to an MLP that is not taxed as a corporation.

Options Market Risk. Markets for options and options on futures may not always operate on a fair and orderly basis. At times, prices for options and options on futures may not represent fair market value and prices may be subject to manipulation, which may be extreme under some circumstances. The dysfunction and manipulation of volatility and options markets may make it difficult for the Fund to effectively implement its investment strategy and achieve its objectives and could potentially lead to significant losses.

Options Risk. There are risks associated with the sale and purchase of call and put options. As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received and gives up the opportunity for gain on the underlying security above the exercise option price because the Fund will no longer hold the underlying security. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option. The use of derivative instruments, such as options, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, including the risk that the counterparty to an options transaction may not fulfill its contractual obligations.

Preferred Stock Risk. Dividends on preferred stocks are generally payable at the discretion of the issuer’s board of directors and Fund shareholders may lose money if dividends are not paid. Preferred stock prices may fall if interest rates rise or the issuer’s creditworthiness becomes impaired.

Real Estate and REIT Risk. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

Smaller Capitalization Company Risk. Smaller-sized companies may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and companies may have limited markets, product lines or financial resources and lack management experience.

Stock Value Risk. Stocks involve the risk that they may never reach what the Adviser believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth, or the Adviser misgauged that worth. Stocks also may decline in price, even though, in theory, they are already undervalued. Investments in private companies that lack readily observable or market-corroborated prices generally increase stock valuation risk because they are more difficult to value. Many private companies are not required to file periodic financial reports, leading to challenges in the Adviser’s ability to evaluate a company’s business prospects and the fair value of its securities. The fair valued prices assigned to the Fund’s investments in private companies are based on a variety of factors, reviewed regularly, and updated as additional information becomes available. However, fair value pricing includes subjective judgments, and it is possible that the fair value assigned to a security may differ materially from the value the Fund would realize if the security were sold.

Yieldcos Risk. Investments in securities of yieldcos involve risks that differ from investments in traditional operating companies, including risks related to the relationship between the yieldco and the company responsible for the formation of the yieldco (the “Yieldco Sponsor”). Yieldcos typically remain dependent on the management and administration services provided by or under the direction of the Yieldco Sponsor and on the ability of the Yieldco Sponsor to identify and present the yieldco with acquisition opportunities, which may often be assets of the Yieldco Sponsor itself. To the extent that the yieldco relies on the Yieldco Sponsor for developing new assets for potential future acquisitions, the yieldco may be dependent on the development capabilities and financial health of the Yieldco Sponsor. Yieldco Sponsors may have interests that conflict with the interests of the yieldco and may retain control of the yieldco via classes of stock held by the Yieldco Sponsor. Any event that limits the yieldco’s ability to maintain or grow its distributable cash flow would likely have a negative impact on the yieldco’s share price.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund. The bar chart shows the performance of its Class A shares for each full calendar year since the Fund’s Class A shares commenced operations. Although Class C, N and I shares have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C, N and I shares are different from Class A shares because Class C, N and I shares have different expenses than Class A shares. The performance table shows how the average annual returns of the Class A, C, I and N shares compare over time with those of a broad-based equity market index and an index composed of mid-capitalization value companies. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 1-877-771-3836 and on the Fund’s website at www.eventidefunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund. The bar chart shows the performance of its Class A shares for each full calendar year since the Fund’s Class A shares commenced operations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-771-3836
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.eventidefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Eventide Dividend Opportunities Fund Class A Annual Total Returns for the Years Ended December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Figures do not reflect sales charges. If they did, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Figures do not reflect sales charges. If they did, returns would be lower.

During the period shown in the bar chart, for the Class A shares, the highest return for a quarter was 18.30% (quarter ended June 30, 2020), and the lowest return for a quarter was (16.95)% (quarter ended March 31, 2020). The Fund’s Class A year-to-date return as of September 30, 2023 was 7.77%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s Class A year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.95%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2022)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund has changed its primary benchmark from the Russell Midcap Value Index to the Russell Midcap Total Return Index because Russell Midcap Total Return Index better represents the Fund’s investment strategy.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class A shares. After-tax returns for other share classes, which are not shown, will vary from those of Class A shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for other share classes, which are not shown, will vary from those of Class A shares.

Eventide Dividend Opportunities Fund | Russell Midcap Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(17.32%)	[13]
5 Years	rr_AverageAnnualReturnYear05	7.10%	[13]
Since Inception	rr_AverageAnnualReturnSinceInception	7.95%	[13]
Eventide Dividend Opportunities Fund | Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(12.03%)	[13]
5 Years	rr_AverageAnnualReturnYear05	5.72%	[13]
Since Inception	rr_AverageAnnualReturnSinceInception	6.52%	[13]
Eventide Dividend Opportunities Fund | ADRs Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ADRs Risk. ADRs, which are typically issued by a bank, are certificates that evidence ownership of shares of a foreign company and are alternatives to purchasing foreign securities directly in their national markets and currencies. ADRs are subject to the same risks as direct investment in foreign companies and involve risks that are not found in investments in U.S. companies. Although an ADR is priced in the U.S. dollar, movements in the exchange rate of the local currency versus the U.S. dollar are automatically reflected in the price of the ADR in U.S. dollars. Therefore, even if the price of the foreign security does not change on its market, if the exchange rate of the local currency relative to the U.S. Dollar declines, the ADR price would decline by a similar measure.

Eventide Dividend Opportunities Fund | Equity Security Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Security Risk. Stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Warrants and rights may expire worthless if the price of a common stock is below the conversion price of the warrant or right. Convertible bonds may decline in value if the price of a common stock falls below the conversion price. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

Eventide Dividend Opportunities Fund | Ethical Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Ethical Investment Risk. The Fund’s ethical values screening criteria could cause it to underperform similar funds that do not have such screening criteria. This could be due to ethically acceptable companies falling out of favor with investors or failing to perform as well as companies that do not meet the Fund’s ethical screening guidelines.

Eventide Dividend Opportunities Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. Since the Fund’s investments may include ADRs and foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign investing involves other risks not typically associated with U.S. investments, including adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing accounting, auditing, financial reporting and legal standards.

Eventide Dividend Opportunities Fund | Large Capitalization Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large Capitalization Company Risk. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Eventide Dividend Opportunities Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. Some investments held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid investments may also lack a readily observable or market-corroborated price and be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at an unexpected loss.

Eventide Dividend Opportunities Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio managers’ judgment will produce the desired results.

Eventide Dividend Opportunities Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic and/or foreign economic growth and market conditions, interest rate levels, political events and terrorism affect the securities markets.

Eventide Dividend Opportunities Fund | Medium (Mid) Capitalization Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Medium (Mid) Capitalization Company Risk. To the extent the Fund invests in the stocks of mid-sized companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. These companies may experience higher failure rates than larger companies. Mid-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. Mid-sized companies may also have limited markets, product lines or financial resources and may lack management experience.

Eventide Dividend Opportunities Fund | Options Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Market Risk. Markets for options and options on futures may not always operate on a fair and orderly basis. At times, prices for options and options on futures may not represent fair market value and prices may be subject to manipulation, which may be extreme under some circumstances. The dysfunction and manipulation of volatility and options markets may make it difficult for the Fund to effectively implement its investment strategy and achieve its objectives and could potentially lead to significant losses.

Eventide Dividend Opportunities Fund | Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Risk. There are risks associated with the sale and purchase of call and put options. As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received and gives up the opportunity for gain on the underlying security above the exercise option price because the Fund will no longer hold the underlying security. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option. The use of derivative instruments, such as options, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, including the risk that the counterparty to an options transaction may not fulfill its contractual obligations.

Eventide Dividend Opportunities Fund | Security Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.
Eventide Dividend Opportunities Fund | Smaller Capitalization Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Smaller Capitalization Company Risk. Smaller-sized companies may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and companies may have limited markets, product lines or financial resources and lack management experience.

Eventide Dividend Opportunities Fund | Stock Value Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Stock Value Risk. Stocks involve the risk that they may never reach what the Adviser believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth, or the Adviser misgauged that worth. Stocks also may decline in price, even though, in theory, they are already undervalued. Investments in private companies that lack readily observable or market-corroborated prices generally increase stock valuation risk because they are more difficult to value. Many private companies are not required to file periodic financial reports, leading to challenges in the Adviser’s ability to evaluate a company’s business prospects and the fair value of its securities. The fair valued prices assigned to the Fund’s investments in private companies are based on a variety of factors, reviewed regularly, and updated as additional information becomes available. However, fair value pricing includes subjective judgments, and it is possible that the fair value assigned to a security may differ materially from the value the Fund would realize if the security were sold.

Eventide Dividend Opportunities Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Convertible Securities Risk. Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities and are subject to risks associated with both fixed income and equity securities. The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Eventide Dividend Opportunities Fund | Distribution Policy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Distribution Policy Risk. The Fund’s distribution policy is not designed to generate, and is not expected to result in, distributions that equal a fixed percentage of the Fund’s current net asset value per share. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital (i.e., from your original investment). Shareholders should not assume that the Fund’s distribution rate or the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Eventide Dividend Opportunities Fund | Hedging Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Hedging Risk. Hedging is a strategy in which the Fund uses a derivative to offset the risks associated with other Fund holdings. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.

Eventide Dividend Opportunities Fund | MLP Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

MLP Tax Risk. MLPs, typically, do not pay U.S. federal income tax at the partnership level. Instead, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the Fund and lower income, as compared to an MLP that is not taxed as a corporation.

Eventide Dividend Opportunities Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Preferred Stock Risk. Dividends on preferred stocks are generally payable at the discretion of the issuer’s board of directors and Fund shareholders may lose money if dividends are not paid. Preferred stock prices may fall if interest rates rise or the issuer’s creditworthiness becomes impaired.

Eventide Dividend Opportunities Fund | Real Estate and REIT Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Real Estate and REIT Risk. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.

Eventide Dividend Opportunities Fund | Yieldcos Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Yieldcos Risk. Investments in securities of yieldcos involve risks that differ from investments in traditional operating companies, including risks related to the relationship between the yieldco and the company responsible for the formation of the yieldco (the “Yieldco Sponsor”). Yieldcos typically remain dependent on the management and administration services provided by or under the direction of the Yieldco Sponsor and on the ability of the Yieldco Sponsor to identify and present the yieldco with acquisition opportunities, which may often be assets of the Yieldco Sponsor itself. To the extent that the yieldco relies on the Yieldco Sponsor for developing new assets for potential future acquisitions, the yieldco may be dependent on the development capabilities and financial health of the Yieldco Sponsor. Yieldco Sponsors may have interests that conflict with the interests of the yieldco and may retain control of the yieldco via classes of stock held by the Yieldco Sponsor. Any event that limits the yieldco’s ability to maintain or grow its distributable cash flow would likely have a negative impact on the yieldco’s share price.

Eventide Dividend Opportunities Fund | MLP and MLP-Related Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

MLP and MLP-Related Securities Risk. Investments in MLPs and MLP-related securities involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP or MLP-related security, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks (which could occur if the MLP raises capital and then invests it in projects whose return fails to exceed the cost of capital raised) and risks related to the general partner’s limited call right. MLPs and MLP-related securities are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. During periods of rising interest rates, the use of MLPs or MLP-related securities could hinder the overall performance of the Fund.

Eventide Dividend Opportunities Fund | Eventide Dividend Opportunities Fund Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ETADX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[14]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.73%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.30%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.28%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[15]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.20%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	691
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	951
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,232
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,030
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	691
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	951
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,232
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,030
Annual Return 2018	rr_AnnualReturn2018	(10.66%)
Annual Return 2019	rr_AnnualReturn2019	26.68%
Annual Return 2020	rr_AnnualReturn2020	25.06%
Annual Return 2021	rr_AnnualReturn2021	31.77%
Annual Return 2022	rr_AnnualReturn2022	(21.91%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(26.41%)
5 Years	rr_AverageAnnualReturnYear05	6.54%
Since Inception	rr_AverageAnnualReturnSinceInception	6.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 27, 2017
Eventide Dividend Opportunities Fund | Eventide Dividend Opportunities Fund Class A Shares | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(26.73%)
5 Years	rr_AverageAnnualReturnYear05	6.07%
Since Inception	rr_AverageAnnualReturnSinceInception	6.24%
Eventide Dividend Opportunities Fund | Eventide Dividend Opportunities Fund Class A Shares | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(15.44%)
5 Years	rr_AverageAnnualReturnYear05	5.05%
Since Inception	rr_AverageAnnualReturnSinceInception	5.19%
Eventide Dividend Opportunities Fund | Eventide Dividend Opportunities Fund Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ETCDX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[16]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.73%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.30%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.03%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[15]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 298
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	630
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,088
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,357
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	198
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	630
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,088
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,357
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(22.55%)
5 Years	rr_AverageAnnualReturnYear05	7.00%
Since Inception	rr_AverageAnnualReturnSinceInception	7.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 27, 2017
Eventide Dividend Opportunities Fund | Eventide Dividend Opportunities Fund Class N Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ETNDX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.73%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.30%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.23%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[15]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	384
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	670
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,487
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	118
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	384
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	670
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,487
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(21.87%)
5 Years	rr_AverageAnnualReturnYear05	7.86%
Since Inception	rr_AverageAnnualReturnSinceInception	7.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 27, 2017
Eventide Dividend Opportunities Fund | Eventide Dividend Opportunities Fund Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ETIDX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.73%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.30%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.03%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[15]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	321
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	563
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,258
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	97
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	321
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	563
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,258
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(21.75%)
5 Years	rr_AverageAnnualReturnYear05	8.08%
Since Inception	rr_AverageAnnualReturnSinceInception	8.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 27, 2017
Eventide Limited-Term Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Eventide Limited-Term Bond Fund Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Eventide Limited-Term Bond Fund (the “Limited-Term Bond Fund” or the “Fund”) is income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 121 and Appendix A – Intermediary-Specific Sales Charge Reductions and Waivers, and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 69, and Waivers of Up-Front Sales Charge on Class A Shares on page 70.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees Fees paid directly from your investment
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses that you pay each year as a percentage of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The portfolio turnover rate of the Fund for the fiscal year ended June 30, 2023 was 34% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Hypothetical Fund Costs.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example only accounts for the Fund’s expense limitation through its expiration period, October 31, 2024, and then depicts the Fund’s total expense thereafter. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its objective through investments in income-producing securities issued by entities deemed by the Adviser to be serving well the needs of customers, employees, suppliers, communities, the environment, and society broadly. Income-producing securities that the Fund may invest in include, but are not limited to, corporate bonds; preferred stocks, convertible debt and other hybrid securities that have debt and equity characteristics but are predominantly debt in nature; agency and non-agency residential and commercial mortgage-backed securities; asset-backed securities (including auto loans and leases, equipment loans and leases, and credit cards); green bonds (i.e., bonds that allow issuers to use proceeds for environmental projects); social bonds (i.e., bonds that allow issuers to use proceeds for social projects); sustainable bonds (i.e. bonds that are a combination of green and social bonds); government agency debt instruments; and municipal bonds (collectively, “Bonds”). Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in Bonds.

Fixed income investments may be of any maturity, but the Fund’s weighted average effective portfolio duration will not exceed five years. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage pre-payment rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The more sensitive a security is to changes in interest rates, the higher its volatility risk. For example, if a bond has a duration of 5 years, a 1% rise in rates would result in approximately a 5% decline in the bond’s price. If a bond has a duration of 10 years, a 1% rise in interest rates would result in approximately a 10% decline in the bond’s price. The Fund may invest in bonds of any credit quality, including, without limitation, non-investment grade bonds rated below Baa3 by Moody’s or below BBB- by S&P (also known as “junk” bonds) but expects to invest predominantly in investment grade securities. With respect to both fixed income and equity securities, the Fund may invest in the securities of foreign entities and may invest in companies of any market capitalization.

Eventide uses Its values-based screening process to analyze all potential investments for the company’s ability to operate with integrity and create value for customers, employees, and other stakeholders by reflecting the values described below. Eventide’s ethical values are inspired by the Christian faith and rooted in a biblical worldview. While few companies may reach these ideals in every area of their business, these principles articulate the Adviser’s highest expectations for the companies in which the Fund invests. The Adviser uses its values-based screening processes in connection with other fundamental research processes to establish the Fund’s eligible investment universe. Securities are generally ineligible for purchase within the Fund’s portfolio unless the Adviser believes that the values-based screens are met. The Adviser’s screening process for potential investments does not apply relative weights between values-based factors and financial factors. There is no guarantee that the Adviser will be able to successfully screen out all companies that are inconsistent with the following principles which help to guide the Adviser’s research and investment framework. Specifically, the Adviser seeks to invest in companies that reflect the following values:

■	Respecting the value and freedom of all people: this includes the right to life at all stages and freedom from addictive behaviors caused by gambling, pornography, tobacco, and alcohol.

■	Demonstrating a concern for justice and peace: this includes fair and ethical relationships with customers, suppliers, and business partners and avoiding products and services that promote weapons production and proliferation.

■	Promoting family and community: this includes protecting children from violent forms of entertainment and serving low-income communities.

■	Exhibiting responsible management practices: this includes fair dealing with employees, communities, competitors, suppliers, and customers as demonstrated by a company’s record regarding litigation, regulatory actions against the company, and its record of providing products and services that improve the lives of people.

■	Practicing environmental stewardship: this includes practices considered more sustainable than those of industry peers, reduction in environmental impact when compared to previous periods, and/or the use of more efficient and cleaner energy sources.

Consistent with the Adviser’s values, the Fund may invest in securities that fund community development institutions and serve needs such as those of low-to-moderate income families and communities.

Investments that meet the Adviser’s values criteria are analyzed by the Fund’s investment sub-adviser, Boyd Watterson Asset Management, LLC (the “Sub-Adviser”) for possible inclusion in the Fund’s portfolio. The Sub-Adviser builds the Fund’s portfolio based on macroeconomic trends and forecasts in economic growth, inflation expectations, and monetary policy. The Sub-Adviser strives to generate excess return through sector allocation (adjusting allocations across major sectors of the bond market based on assessments of fundamentals and current versus historical valuation relationships), duration management (holding securities to optimize interest rates), yield curve positioning (adjusting holdings to capitalize on expected changes in the Treasury yield curve), and security selection. The ability of the Sub-Adviser to deliver returns varies according to the economic and market environment. The Sub-Adviser’s methods are intended to accumulate value over a full market cycle.

Securities may be sold when the Adviser or the Sub-Adviser believes that they no longer represent relatively attractive investment opportunities or when the Adviser believes the underlying company’s practices are no longer consistent with the Adviser’s values.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.

Asset-Backed and Mortgage-Backed Security Risk. When the Fund invests in asset-backed securities, mortgage-backed securities or collateralized mortgage obligations, the Fund is subject to the risk that, if the issuer fails to pay interest or repay principal, the assets backing these securities may not be sufficient to support payments on the securities.

Mortgage-backed securities represent participating interests in pools of residential mortgage loans, some of which are guaranteed by the U.S. government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by a Fund and not the purchase of shares of the Fund. Mortgage-backed securities do not have a fixed maturity and their expected maturities may vary when interest rates rise or fall.

Commercial mortgage-backed securities (“CMBS”) are subject to credit risk because underlying loan borrowers may default. Subordinate tranches of CMBS are more sensitive to defaults. Previously non-defaulting borrowers may not be able to refinance their loans when due, resulting in higher default rates. CMBS, in general, may become illiquid. Recently, hospitality, retail, and office properties have become subject to heightened vacancy rates and an accompanying increase in the risk of default.

Mortgage-backed securities issued or guaranteed by private issuers are also known as “non-agency MBS.” Non-agency MBS generally are a greater credit risk than MBS issued by the U.S. government, and the market for non-agency MBS is smaller and may be less liquid that the market for government MBS.

Changing Fixed Income Market Conditions Risk. Future interest rate increases could cause the value of any Fund that invests in fixed income securities to decrease. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of the Fund’s investments and share price to decline. To the extent the Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs the Fund incurs and may lower its performance. Furthermore, if rising interest rates cause the Fund to lose enough value, the Fund could also face increased shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Fund. In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to decreased liquidity and increased volatility in the fixed income markets.

Convertible Securities Risk. Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities and are subject to risks associated with both fixed income and equity securities. The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Credit Risk. Credit risk is the risk that an issuer of a security will fail to pay principal and interest in a timely manner, reducing the Fund’s total return. The Fund may invest in high-yield, high-risk securities, commonly called “junk bonds,” that are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

Ethical Investment Risk. The Fund’s ethical values screening criteria could cause it to underperform similar funds that do not have such screening criteria. This could be due to ethically acceptable companies falling out of favor with investors or failing to perform as well as companies that do not meet the Fund’s ethical screening guidelines.

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Securities Risk. Since the Fund’s investments may include ADRs and foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign investing involves other risks not typically associated with U.S. investments, including adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing accounting, auditing, financial reporting and legal standards.

Income Risk. Income risk is the risk that the income from the Fund’s portfolio will decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

Interest Rate Risk. Changes in short-term market interest rates will directly affect the yield on the shares of a fund whose investments are normally invested in floating rate debt. If short-term market interest rates fall, the yield on the Fund’s shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on the floating rate debt in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag. Rising interest rates pose a heightened risk to the Fund’s longer-term fixed income securities.

Junk Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Large Capitalization Company Risk. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Liquidity Risk. Some investments held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid investments may also lack a readily observable or market-corroborated price and be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at an unexpected loss.

Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio managers’ judgment will produce the desired results.

Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic and/or foreign economic growth and market conditions, interest rate levels, political events and terrorism affect the securities markets.

Medium (Mid) Capitalization Company Risk. To the extent the Fund invests in the stocks of mid-sized companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. These companies may experience higher failure rates than larger companies. Mid-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. Mid-sized companies may also have limited markets, product lines or financial resources and may lack management experience.

Municipal Bond Risk. The value of municipal bonds may fluctuate as a result of changes in the cash flows generated by the revenue source(s), changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source(s), or changes in federal tax laws or the activity of an issuer which may adversely affect the tax-exempt status of municipal bonds.

Preferred Stock Risk. Dividends on preferred stocks are generally payable at the discretion of the issuer’s board of directors and Fund shareholders may lose money if dividends are not paid. Preferred stock prices may fall if interest rates rise or the issuer’s creditworthiness becomes impaired.

Prepayment Risk. The Fund may invest in debt securities that may be paid off early when the issuer of a debt security can repay the principal prior to a security’s maturity. If interest rates are falling, the Fund may have to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

Smaller Capitalization Company Risk. Smaller-sized companies may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and companies may have limited markets, product lines or financial resources and lack management experience.

Sovereign Debt Risk. The Fund may invest in sovereign debt obligations. Investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default.

U.S. Agency Securities Risk. The Fund’s investments in securities issued or guaranteed by federal agencies and U.S. government sponsored entities may or may not be backed by the full faith and credit of the U.S. government.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for the past ten years and includes the performance of the Fund’s Predecessor Fund (as defined below). Although Class C, Class N and Class I shares have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C, Class N and Class I shares are different than Class A shares because Class C, Class N and Class I shares have different expenses than Class A shares. The performance table compares the performance of the Fund’s Class A, Class C, Class N and Class I shares over time to the performance of a broad-based market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.

The Fund acquired all of the assets and liabilities of Epiphany FFV Strategic Income Fund, a series of Epiphany Funds (the “Predecessor Fund”), in a tax-free reorganization on December 14, 2018. In connection with this acquisition, shares of the Predecessor Fund’s Class A Shares and Class I Shares were exchanged for Class A Shares and Class I Shares of the Fund, respectively. Prior to May 31, 2017, the Predecessor Fund’s Class I shares were called Class C shares, and the fee structure was different. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The performance information set forth below prior to December 14, 2018 reflects the historical performance of the Predecessor Fund. Updated performance information is available at no cost by calling 1-877-771-3836 and on the Fund’s website at www.eventidefunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-771-3836
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.eventidefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Eventide Limited-Term Bond Fund Class A Annual Total Returns for the Years Ended December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Figures do not reflect sales charges. If they did, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Figures do not reflect sales charges. If they did, returns would be lower.

During the period shown in the bar chart, the highest return for a quarter was 2.54% (quarter ended June 30, 2020), and the lowest return for a quarter was (3.39)% (quarter ended March 31, 2022). The Fund’s Class A year-to-date return as of September 30, 2023 was 1.88%.

Prior to May 31, 2017, the Fund’s Class I shares were called Class C shares, and the fee structure was different. Those shares sold before May 31, 2017, were subject to a contingent deferred sales load, which is not reflected in returns set forth in the table below. If the contingent deferred sales load was included, the returns would be less than those shown.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s Class A year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.39%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2022)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class A shares. After-tax returns for Class C, Class N and Class I shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for Class C, Class N and Class I shares will vary.

Eventide Limited-Term Bond Fund | Bloomberg U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(9.50%)
5 Years	rr_AverageAnnualReturnYear05	0.31%
10 Years	rr_AverageAnnualReturnYear10	1.00%
Since Inception	rr_AverageAnnualReturnSinceInception	0.38%
Eventide Limited-Term Bond Fund | Bloomberg 1-5 Year Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(5.49%)
5 Years	rr_AverageAnnualReturnYear05	0.85%
10 Years	rr_AverageAnnualReturnYear10	0.98%
Since Inception	rr_AverageAnnualReturnSinceInception	0.88%
Eventide Limited-Term Bond Fund | Ethical Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Ethical Investment Risk. The Fund’s ethical values screening criteria could cause it to underperform similar funds that do not have such screening criteria. This could be due to ethically acceptable companies falling out of favor with investors or failing to perform as well as companies that do not meet the Fund’s ethical screening guidelines.

Eventide Limited-Term Bond Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. Since the Fund’s investments may include ADRs and foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign investing involves other risks not typically associated with U.S. investments, including adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing accounting, auditing, financial reporting and legal standards.

Eventide Limited-Term Bond Fund | Large Capitalization Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large Capitalization Company Risk. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Eventide Limited-Term Bond Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. Some investments held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid investments may also lack a readily observable or market-corroborated price and be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at an unexpected loss.

Eventide Limited-Term Bond Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio managers’ judgment will produce the desired results.

Eventide Limited-Term Bond Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic and/or foreign economic growth and market conditions, interest rate levels, political events and terrorism affect the securities markets.

Eventide Limited-Term Bond Fund | Medium (Mid) Capitalization Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Medium (Mid) Capitalization Company Risk. To the extent the Fund invests in the stocks of mid-sized companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. These companies may experience higher failure rates than larger companies. Mid-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. Mid-sized companies may also have limited markets, product lines or financial resources and may lack management experience.

Eventide Limited-Term Bond Fund | Security Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.
Eventide Limited-Term Bond Fund | Smaller Capitalization Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Smaller Capitalization Company Risk. Smaller-sized companies may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and companies may have limited markets, product lines or financial resources and lack management experience.

Eventide Limited-Term Bond Fund | Asset-Backed and Mortgage-Backed Security Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Asset-Backed and Mortgage-Backed Security Risk. When the Fund invests in asset-backed securities, mortgage-backed securities or collateralized mortgage obligations, the Fund is subject to the risk that, if the issuer fails to pay interest or repay principal, the assets backing these securities may not be sufficient to support payments on the securities.

Mortgage-backed securities represent participating interests in pools of residential mortgage loans, some of which are guaranteed by the U.S. government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by a Fund and not the purchase of shares of the Fund. Mortgage-backed securities do not have a fixed maturity and their expected maturities may vary when interest rates rise or fall.

Commercial mortgage-backed securities (“CMBS”) are subject to credit risk because underlying loan borrowers may default. Subordinate tranches of CMBS are more sensitive to defaults. Previously non-defaulting borrowers may not be able to refinance their loans when due, resulting in higher default rates. CMBS, in general, may become illiquid. Recently, hospitality, retail, and office properties have become subject to heightened vacancy rates and an accompanying increase in the risk of default.

Mortgage-backed securities issued or guaranteed by private issuers are also known as “non-agency MBS.” Non-agency MBS generally are a greater credit risk than MBS issued by the U.S. government, and the market for non-agency MBS is smaller and may be less liquid that the market for government MBS.

Eventide Limited-Term Bond Fund | Changing Fixed Income Market Conditions Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Changing Fixed Income Market Conditions Risk. Future interest rate increases could cause the value of any Fund that invests in fixed income securities to decrease. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of the Fund’s investments and share price to decline. To the extent the Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs the Fund incurs and may lower its performance. Furthermore, if rising interest rates cause the Fund to lose enough value, the Fund could also face increased shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Fund. In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to decreased liquidity and increased volatility in the fixed income markets.

Eventide Limited-Term Bond Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Convertible Securities Risk. Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities and are subject to risks associated with both fixed income and equity securities. The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Eventide Limited-Term Bond Fund | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Credit Risk. Credit risk is the risk that an issuer of a security will fail to pay principal and interest in a timely manner, reducing the Fund’s total return. The Fund may invest in high-yield, high-risk securities, commonly called “junk bonds,” that are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

Eventide Limited-Term Bond Fund | Fixed Income Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Eventide Limited-Term Bond Fund | Income Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Income Risk. Income risk is the risk that the income from the Fund’s portfolio will decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

Eventide Limited-Term Bond Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk. Changes in short-term market interest rates will directly affect the yield on the shares of a fund whose investments are normally invested in floating rate debt. If short-term market interest rates fall, the yield on the Fund’s shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on the floating rate debt in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag. Rising interest rates pose a heightened risk to the Fund’s longer-term fixed income securities.

Eventide Limited-Term Bond Fund | Junk Bond Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Junk Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Eventide Limited-Term Bond Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Preferred Stock Risk. Dividends on preferred stocks are generally payable at the discretion of the issuer’s board of directors and Fund shareholders may lose money if dividends are not paid. Preferred stock prices may fall if interest rates rise or the issuer’s creditworthiness becomes impaired.

Eventide Limited-Term Bond Fund | Prepayment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Prepayment Risk. The Fund may invest in debt securities that may be paid off early when the issuer of a debt security can repay the principal prior to a security’s maturity. If interest rates are falling, the Fund may have to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Eventide Limited-Term Bond Fund | U.S. Agency Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Agency Securities Risk. The Fund’s investments in securities issued or guaranteed by federal agencies and U.S. government sponsored entities may or may not be backed by the full faith and credit of the U.S. government.

Eventide Limited-Term Bond Fund | Municipal Bond Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Municipal Bond Risk. The value of municipal bonds may fluctuate as a result of changes in the cash flows generated by the revenue source(s), changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source(s), or changes in federal tax laws or the activity of an issuer which may adversely affect the tax-exempt status of municipal bonds.

Eventide Limited-Term Bond Fund | Sovereign Debt Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sovereign Debt Risk. The Fund may invest in sovereign debt obligations. Investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default.

Eventide Limited-Term Bond Fund | Eventide Limited-Term Bond Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ETABX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[17]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	$ (15)
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	652
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	849
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,061
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,673
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	652
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	849
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,061
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,673
Annual Return 2013	rr_AnnualReturn2013	0.42%
Annual Return 2014	rr_AnnualReturn2014	4.50%
Annual Return 2015	rr_AnnualReturn2015	0.32%
Annual Return 2016	rr_AnnualReturn2016	1.10%
Annual Return 2017	rr_AnnualReturn2017	3.30%
Annual Return 2018	rr_AnnualReturn2018	(0.59%)
Annual Return 2019	rr_AnnualReturn2019	5.71%
Annual Return 2020	rr_AnnualReturn2020	3.60%
Annual Return 2021	rr_AnnualReturn2021	(1.41%)
Annual Return 2022	rr_AnnualReturn2022	(5.84%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(11.23%)
5 Years	rr_AverageAnnualReturnYear05	(0.96%)
10 Years	rr_AverageAnnualReturnYear10	0.47%
Eventide Limited-Term Bond Fund | Eventide Limited-Term Bond Fund Class A | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(11.52%)
5 Years	rr_AverageAnnualReturnYear05	(1.55%)
10 Years	rr_AverageAnnualReturnYear10	(0.29%)
Eventide Limited-Term Bond Fund | Eventide Limited-Term Bond Fund Class A | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(6.65%)
5 Years	rr_AverageAnnualReturnYear05	(0.96%)
10 Years	rr_AverageAnnualReturnYear10	0.03%
Eventide Limited-Term Bond Fund | Eventide Limited-Term Bond Fund Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ETCBX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[18]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	$ (15)
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	258
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	523
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	914
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,007
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	158
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	523
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	914
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,007
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(6.56%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.17%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 14, 2018
Eventide Limited-Term Bond Fund | Eventide Limited-Term Bond Fund Class N
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ETNBX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.31%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.40%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.91%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[19]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.75%	[19]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	489
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,106
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	77
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	274
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	489
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,106
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(5.80%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 14, 2018
Eventide Limited-Term Bond Fund | Eventide Limited-Term Bond Fund Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ETIBX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.31%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.40%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.71%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[19]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.55%	[19]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	211
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	380
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	869
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	56
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	211
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	380
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 869
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(5.57%)
5 Years	rr_AverageAnnualReturnYear05	0.49%
10 Years	rr_AverageAnnualReturnYear10	0.90%
Eventide Exponential Technologies Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Eventide Exponential Technologies Fund Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 121 and Appendix A – Intermediary-Specific Sales Charge Reductions and Waivers, and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 69, and Waivers of Up-Front Sales Charge on Class A Shares on page 70.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees Fees paid directly from your investment
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses that you pay each year as a percentage of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The portfolio turnover rate of the Fund for the fiscal year ended June 30, 2023 was 81% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	81.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Hypothetical Fund Costs.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example only accounts for the Fund’s expense limitation in place through its expiration period, October 31, 2024, and then depicts the Fund’s total annual expenses thereafter. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in companies that the Adviser believes are participating in and benefitting from technologies, innovations, technology themes, or technology trends. The types of companies represented in the Fund’s portfolio include, but are not limited to, companies falling within the information technology, e-commerce discretionary, internet media and services, healthcare technology, healthcare devices, or transaction and payment processing services industries. The Fund invests primarily in companies that the Adviser believes are participating in and benefitting from technologies, innovations, themes, or trends that have long-term exponential characteristics and that serve well the needs of customers, employees, suppliers, communities, the environment, and society broadly. The term “exponential” means the potential for accelerated advancements in underlying technologies that can positively impact capabilities and development cycles of a company’s products and services. Not every company in the Fund’s portfolio will experience exponential growth, and the Fund is not expected to deliver exponential returns.

The Adviser utilizes a fundamental “bottom-up” analysis and quantitative screening to find and evaluate investments for the Fund’s portfolio. The Adviser seeks attractively valued securities that, in its opinion, represent above-average long-term investment opportunities or have significant near-term appreciation potential. The Adviser’s investment opportunity screening considers strong organic revenue growth, growing market shares, expanding margins and profitability, defensible competitive advantages and disciplined and quality management teams. Valuation is an integral part of the investment process and purchase decisions are based on the potential reward relative to risk of each security which, in turn, is partly based on the Adviser’s earnings calculations.

The Fund gains exposure to technology companies primarily through investing in equity securities including common stock, options, preferred stock and convertible debt. The Fund may invest in private and other companies whose securities may have legal or contractual restrictions on resale or are otherwise illiquid. The Fund will not invest more than 15% of the Fund’s net assets in these illiquid investments. These companies include development stage companies that have not commenced business operations or have not generated significant revenue. The Fund invests without limitation in securities of companies domiciled outside the United States either directly or through American Depositary Receipts (“ADRs”). The Fund may invest in securities of companies of any market capitalization.

The Adviser uses options strategies to enhance returns, generate income, reduce portfolio volatility, or reduce downside risk when the Adviser believes adverse market, political or other conditions are likely. The Adviser may also utilize a combination of puts and/or calls regarding the same security or puts and calls on related securities.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer. The Fund concentrates investments in the software, technology hardware and equipment, semiconductor, and communications group of industries because, under normal circumstances, it invests over 25% of its net assets in companies in this group of industries.

Eventide uses its values-based screening process to analyze all potential investments for the company’s ability to operate with integrity and create value for customers, employees, and other stakeholders by reflecting the values described below. Eventide’s ethical values are inspired by the Christian faith and rooted in a biblical worldview. While few companies may reach these ideals in every area of their business, these principles articulate the Adviser’s highest expectations for the companies in which the Fund invests. The Adviser uses its values-based screening processes in connection with other fundamental research processes to establish the Fund’s eligible investment universe. Securities are generally ineligible for purchase within the Fund’s portfolio unless the Adviser believes that the values-based screens are met. The Adviser’s screening process for potential investments does not apply relative weights between values-based factors and financial factors. There is no guarantee that the Adviser will be able to successfully screen out all companies that are inconsistent with the following principles which help to guide the Adviser’s research and investment framework. Specifically, the Adviser seeks to invest in companies that reflect the following values:

■	Respecting the value and freedom of all people: this includes the right to life at all stages and freedom from addictive behaviors caused by gambling, pornography, tobacco, and alcohol.

■	Demonstrating a concern for justice and peace: this includes fair and ethical relationships with customers, suppliers, and business partners and avoiding products and services that promote weapons production and proliferation.

■	Promoting family and community: this includes protecting children from violent forms of entertainment and serving low-income communities.

■	Exhibiting responsible management practices: this includes fair dealing with employees, communities, competitors, suppliers, and customers as demonstrated by a company’s record regarding litigation, regulatory actions against the company, and its record of providing products and services that improve the lives of people.

■	Practicing environmental stewardship: this includes practices considered more sustainable than those of industry peers, reduction in environmental impact when compared to previous periods, and/or the use of more efficient and cleaner energy sources.

Consistent with the Adviser’s values, the Fund may invest in securities that fund community development institutions and serve needs such as those of low-to-moderate income families and communities.

Securities may be sold when the Adviser believes that they no longer represent relatively attractive investment opportunities or when the Adviser believes the underlying company’s practices are no longer consistent with the Adviser’s values.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.

ADRs Risk. ADRs, which are typically issued by a bank, are certificates that evidence ownership of shares of a foreign company and are alternatives to purchasing foreign securities directly in their national markets and currencies. ADRs are subject to the same risks as direct investment in foreign companies and involve risks that are not found in investments in U.S. companies. Although an ADR is priced in the U.S. dollar, movements in the exchange rate of the local currency versus the U.S. dollar are automatically reflected in the price of the ADR in U.S. dollars. Therefore, even if the price of the foreign security does not change on its market, if the exchange rate of the local currency relative to the U.S. Dollar declines, the ADR price would decline by a similar measure.

Convertible Securities Risk. Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities and are subject to risks associated with both fixed income and equity securities. The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Development Stage Company Risk. The Fund may invest a portion of the portfolio in development stage companies that are not generating meaningful revenue.

Equity Security Risk. Common and preferred stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Warrants and rights may expire worthless if the price of a common stock is below the conversion price of the warrant or right. Convertible bonds may decline in value if the price of a common stock falls below the conversion price. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

Ethical Investment Risk. The Fund’s ethical values screening criteria could cause it to underperform similar funds that do not have such screening criteria. This could be due to ethically acceptable companies falling out of favor with investors or failing to perform as well as companies that do not meet the Fund’s ethical screening guidelines.

Foreign Securities Risk. Since the Fund’s investments may include ADRs and foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, investing involves other risks not typically associated with U.S. investments, including adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing accounting, auditing, financial reporting and legal standards.

Growth Stock Risk. Not all companies in the Fund’s portfolio will experience growth. “Growth” stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. “Growth” stocks also tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, “growth” stocks tend to be sensitive to changes in their earnings and more volatile in price than the stock market as a whole. In addition, companies that the Adviser believes have significant growth potential are often companies with new, limited or cyclical product lines, markets or financial resources and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

Industry Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse occurrences affecting the Fund more than the market as a whole, because the Fund’s investments are concentrated in technology industries.

Investment Style Risk. Different types of investment styles, for example growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, the Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.

Large Capitalization Company Risk. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Liquidity Risk. Some investments held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid investments may also lack a readily observable or market-corroborated price and be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at an unexpected loss.

Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgments will produce the desired results. “Exponential” in the Fund’s name is not intended to suggest exponential returns or any level of returns.

Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic and/or foreign economic growth and market conditions, interest rate levels, political events and terrorism affect the securities markets.

Medium (Mid) Capitalization Company Risk. To the extent the Fund invests in the stocks of mid-sized companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. These companies may experience higher failure rates than larger companies. Mid-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. Mid-sized companies may also have limited markets, product lines or financial resources and may lack management experience.

Non-Diversification Risk. Because a relatively high percentage of a non-diversified fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Options Market Risk. Markets for options and options on futures may not always operate on a fair and orderly basis. At times, prices for options and options on futures may not represent fair market value and prices may be subject to manipulation, which may be extreme under some circumstances. The dysfunction and manipulation of volatility and options markets may make it difficult for the Fund to effectively implement its investment strategy and achieve its objectives and could potentially lead to significant losses.

Options Risk. As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received and gives up the opportunity for gain on the underlying security above the exercise option price because the Fund will no longer hold the underlying security. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option. As the seller (writer) of a put option, the Fund will lose money if the value of the security falls below the strike price. The use of derivative instruments, such as options, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, including the risk that the counterparty to an options transaction may not fulfill its contractual obligations.

Preferred Stock Risk. Dividends on preferred stocks are generally payable at the discretion of the issuer’s board of directors and Fund shareholders may lose money if dividends are not paid. Preferred stock prices may fall if interest rates rise or the issuer’s creditworthiness becomes impaired.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio. There can be no guarantee the securities held by the Fund will appreciate in value.

Smaller Capitalization Company Risk. Smaller-sized companies may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and companies may have limited markets, product lines or financial resources and lack management experience.

Stock Value Risk. Stocks involve the risk that they may never reach what the Adviser believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth, or the Adviser misgauged that worth. Stocks also may decline in price, even though, in theory, they are already undervalued. Investments in private companies that lack readily observable or market-corroborated prices generally increase stock valuation risk because they are more difficult to value. Many private companies are not required to file periodic financial reports, leading to challenges in the Adviser’s ability to evaluate a company’s business prospects and the fair value of its securities. The fair valued prices assigned to the Fund’s investments in private companies are based on a variety of factors, reviewed regularly, and updated as additional information becomes available. However, fair value pricing includes subjective judgments, and it is possible that the fair value assigned to a security may differ materially from the value the Fund would realize if the security were sold.

Technology Sector Risk. Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. These companies may have limited product lines, markets, financial resources or personnel. The products of these companies may face obsolescence or adoption challenges due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector can be heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Investments in this sector can be highly volatile. Their values may be adversely affected by such factors as, for example, rapid technological change, changes in management personnel, changes in the competitive environment, and changes in investor sentiment. Many technologies companies are small or mid-sized companies and may be newly organized.

E-Commerce Discretionary Companies Risk. As transactions costs for consumers adopting the newest technologies remain low and new shopping models evolve, the pressure for e-commerce companies to keep up with the pace of innovation increases. Companies that are unable to maintain the quality and functionality of their e-commerce sites as they expand and grow risk losing both existing and prospective consumers.

Healthcare Technology and Devices Companies Risk. Companies in this sector may be heavily dependent on clinical trials with uncertain outcomes and decisions made by the governments and regulatory authorities. Further, these companies are dependent on patent protection, and the expiration of patents may adversely affect the profitability of the companies. Additionally, the profitability of some of these companies may be dependent on a relatively limited number of products, and their products can become obsolete due to sector innovation, changes in technologies or other market developments.

Information Technology Companies Risk. Information technology companies face intense competition, potentially rapid product obsolescence, short product cycles, falling prices and profits, and competition from new market entrants.

Internet and Direct Marketing Retail Risk. Internet and Direct Marketing Retail companies provide retail services primarily on the Internet, through mail order, and TV home shopping retailers. These companies are dependent upon consumer spending, general economic conditions, the availability of disposable income, changing consumer tastes and preferences, and consumer demographics. These companies are subject to the risk that they will underperform as a whole due to legislative or regulatory changes, or increased government supervision.

Transaction and Payment Processing Services Companies Risk. Companies providing transaction and payment processing services and related payment services, including digital/mobile payment processors, payment service providers and gateways, and digital wallet providers are subject to heightened cybersecurity risk and susceptible to technology or system failures which could result loss or theft of consumer data or funds.

Underlying Fund Risk. Because the Fund may invest in other investment companies, including mutual funds, ETFs, closed-end funds or private funds, the value of your investment will fluctuate in response to the performance of the underlying funds. Investing in underlying funds involves certain additional expenses and certain tax results that would not arise if you invested directly in the underlying funds. By investing in underlying funds, you will bear not only your proportionate share of the Fund’s expenses (including operating costs and investment advisory and administrative fees), but also, indirectly, similar expenses and charges of the underlying funds, including any contingent deferred sales charges and redemption charges. Finally, you may incur increased tax liabilities by investing in the Fund rather than directly in the underlying funds. Each underlying fund is subject to specific risks, depending on the nature of its investment strategy, including liquidity risk and default risk on the assets held by the underlying fund.

Volatility Risk. The Fund’s performance may be volatile, which means that the Fund’s performance may be subject to substantial short-term changes up or down.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund. The bar chart shows the performance of its Class A shares for each full calendar year since the Fund’s Class A shares commenced operations. Although Class C, N and I shares have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C, N and I shares are different from Class A shares because Class C, N and I shares have different expenses than Class A shares. The performance table shows how the average annual returns of the Class A, C, I and N shares compare over time with a broad-based equity market index, a broad-based technology sector index and a blend of technology sector indices. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 1-877-771-3836 and on the Fund’s website at www.eventidefunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund. The bar chart shows the performance of its Class A shares for each full calendar year since the Fund’s Class A shares commenced operations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-771-3836
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.eventidefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Eventide Exponential Technologies Fund Class A Annual Total Return for the Year Ended December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Figures do not reflect sales charges. If they did, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Figures do not reflect sales charges. If they did, returns would be lower.

During the period shown in the bar chart, for the Class A shares, the highest return for a quarter was 14.05% (quarter ended June 30, 2021), and the lowest return for a quarter was (28.09)% (quarter ended June 30, 2022). The Fund’s Class A year-to-date return as of September 30, 2023, was 14.79%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s Class A year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.79%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.09%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2022)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund has changed its primary benchmark from the S&P 500 Total Return Index to the S&P North American Technology Sector Industry Index because the S&P North American Technology Sector Industry Index better represents the Fund’s investment strategy
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class A shares. After-tax returns for other share classes, which are not shown, will vary from those of Class A shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for other share classes, which are not shown, will vary from those of Class A shares.

Eventide Exponential Technologies Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.11%)	[20]
Since Inception	rr_AverageAnnualReturnSinceInception	10.62%	[20]
Eventide Exponential Technologies Fund | S&P North American Technology Sector Industry Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(9.61%)	[20]
Since Inception	rr_AverageAnnualReturnSinceInception	1.10%	[20]
Eventide Exponential Technologies Fund | Exponential Technologies Blended Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(10.96%)	[21]
Since Inception	rr_AverageAnnualReturnSinceInception	1.44%	[21]
Eventide Exponential Technologies Fund | ADRs Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ADRs Risk. ADRs, which are typically issued by a bank, are certificates that evidence ownership of shares of a foreign company and are alternatives to purchasing foreign securities directly in their national markets and currencies. ADRs are subject to the same risks as direct investment in foreign companies and involve risks that are not found in investments in U.S. companies. Although an ADR is priced in the U.S. dollar, movements in the exchange rate of the local currency versus the U.S. dollar are automatically reflected in the price of the ADR in U.S. dollars. Therefore, even if the price of the foreign security does not change on its market, if the exchange rate of the local currency relative to the U.S. Dollar declines, the ADR price would decline by a similar measure.

Eventide Exponential Technologies Fund | Development Stage Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Development Stage Company Risk. The Fund may invest a portion of the portfolio in development stage companies that are not generating meaningful revenue.
Eventide Exponential Technologies Fund | Equity Security Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Security Risk. Common and preferred stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Warrants and rights may expire worthless if the price of a common stock is below the conversion price of the warrant or right. Convertible bonds may decline in value if the price of a common stock falls below the conversion price. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

Eventide Exponential Technologies Fund | Ethical Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Ethical Investment Risk. The Fund’s ethical values screening criteria could cause it to underperform similar funds that do not have such screening criteria. This could be due to ethically acceptable companies falling out of favor with investors or failing to perform as well as companies that do not meet the Fund’s ethical screening guidelines.

Eventide Exponential Technologies Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. Since the Fund’s investments may include ADRs and foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, investing involves other risks not typically associated with U.S. investments, including adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing accounting, auditing, financial reporting and legal standards.

Eventide Exponential Technologies Fund | Growth Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth Stock Risk. Not all companies in the Fund’s portfolio will experience growth. “Growth” stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. “Growth” stocks also tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, “growth” stocks tend to be sensitive to changes in their earnings and more volatile in price than the stock market as a whole. In addition, companies that the Adviser believes have significant growth potential are often companies with new, limited or cyclical product lines, markets or financial resources and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

Eventide Exponential Technologies Fund | Large Capitalization Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large Capitalization Company Risk. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Eventide Exponential Technologies Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. Some investments held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid investments may also lack a readily observable or market-corroborated price and be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at an unexpected loss.

Eventide Exponential Technologies Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgments will produce the desired results. “Exponential” in the Fund’s name is not intended to suggest exponential returns or any level of returns.

Eventide Exponential Technologies Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic and/or foreign economic growth and market conditions, interest rate levels, political events and terrorism affect the securities markets.

Eventide Exponential Technologies Fund | Medium (Mid) Capitalization Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Medium (Mid) Capitalization Company Risk. To the extent the Fund invests in the stocks of mid-sized companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. These companies may experience higher failure rates than larger companies. Mid-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. Mid-sized companies may also have limited markets, product lines or financial resources and may lack management experience.

Eventide Exponential Technologies Fund | Options Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Market Risk. Markets for options and options on futures may not always operate on a fair and orderly basis. At times, prices for options and options on futures may not represent fair market value and prices may be subject to manipulation, which may be extreme under some circumstances. The dysfunction and manipulation of volatility and options markets may make it difficult for the Fund to effectively implement its investment strategy and achieve its objectives and could potentially lead to significant losses.

Eventide Exponential Technologies Fund | Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Risk. As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received and gives up the opportunity for gain on the underlying security above the exercise option price because the Fund will no longer hold the underlying security. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option. As the seller (writer) of a put option, the Fund will lose money if the value of the security falls below the strike price. The use of derivative instruments, such as options, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, including the risk that the counterparty to an options transaction may not fulfill its contractual obligations.

Eventide Exponential Technologies Fund | Security Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio. There can be no guarantee the securities held by the Fund will appreciate in value.

Eventide Exponential Technologies Fund | Smaller Capitalization Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Smaller Capitalization Company Risk. Smaller-sized companies may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and companies may have limited markets, product lines or financial resources and lack management experience.

Eventide Exponential Technologies Fund | Stock Value Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Stock Value Risk. Stocks involve the risk that they may never reach what the Adviser believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth, or the Adviser misgauged that worth. Stocks also may decline in price, even though, in theory, they are already undervalued. Investments in private companies that lack readily observable or market-corroborated prices generally increase stock valuation risk because they are more difficult to value. Many private companies are not required to file periodic financial reports, leading to challenges in the Adviser’s ability to evaluate a company’s business prospects and the fair value of its securities. The fair valued prices assigned to the Fund’s investments in private companies are based on a variety of factors, reviewed regularly, and updated as additional information becomes available. However, fair value pricing includes subjective judgments, and it is possible that the fair value assigned to a security may differ materially from the value the Fund would realize if the security were sold.

Eventide Exponential Technologies Fund | Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Technology Sector Risk. Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. These companies may have limited product lines, markets, financial resources or personnel. The products of these companies may face obsolescence or adoption challenges due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector can be heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Investments in this sector can be highly volatile. Their values may be adversely affected by such factors as, for example, rapid technological change, changes in management personnel, changes in the competitive environment, and changes in investor sentiment. Many technologies companies are small or mid-sized companies and may be newly organized.

E-Commerce Discretionary Companies Risk. As transactions costs for consumers adopting the newest technologies remain low and new shopping models evolve, the pressure for e-commerce companies to keep up with the pace of innovation increases. Companies that are unable to maintain the quality and functionality of their e-commerce sites as they expand and grow risk losing both existing and prospective consumers.

Healthcare Technology and Devices Companies Risk. Companies in this sector may be heavily dependent on clinical trials with uncertain outcomes and decisions made by the governments and regulatory authorities. Further, these companies are dependent on patent protection, and the expiration of patents may adversely affect the profitability of the companies. Additionally, the profitability of some of these companies may be dependent on a relatively limited number of products, and their products can become obsolete due to sector innovation, changes in technologies or other market developments.

Information Technology Companies Risk. Information technology companies face intense competition, potentially rapid product obsolescence, short product cycles, falling prices and profits, and competition from new market entrants.

Internet and Direct Marketing Retail Risk. Internet and Direct Marketing Retail companies provide retail services primarily on the Internet, through mail order, and TV home shopping retailers. These companies are dependent upon consumer spending, general economic conditions, the availability of disposable income, changing consumer tastes and preferences, and consumer demographics. These companies are subject to the risk that they will underperform as a whole due to legislative or regulatory changes, or increased government supervision.

Transaction and Payment Processing Services Companies Risk. Companies providing transaction and payment processing services and related payment services, including digital/mobile payment processors, payment service providers and gateways, and digital wallet providers are subject to heightened cybersecurity risk and susceptible to technology or system failures which could result loss or theft of consumer data or funds.

Eventide Exponential Technologies Fund | Industry Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Industry Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse occurrences affecting the Fund more than the market as a whole, because the Fund’s investments are concentrated in technology industries.

Eventide Exponential Technologies Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Convertible Securities Risk. Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities and are subject to risks associated with both fixed income and equity securities. The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Eventide Exponential Technologies Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Preferred Stock Risk. Dividends on preferred stocks are generally payable at the discretion of the issuer’s board of directors and Fund shareholders may lose money if dividends are not paid. Preferred stock prices may fall if interest rates rise or the issuer’s creditworthiness becomes impaired.

Eventide Exponential Technologies Fund | Investment Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment Style Risk. Different types of investment styles, for example growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, the Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.

Eventide Exponential Technologies Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. Because a relatively high percentage of a non-diversified fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Eventide Exponential Technologies Fund | E-Commerce Discretionary Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

E-Commerce Discretionary Companies Risk. As transactions costs for consumers adopting the newest technologies remain low and new shopping models evolve, the pressure for e-commerce companies to keep up with the pace of innovation increases. Companies that are unable to maintain the quality and functionality of their e-commerce sites as they expand and grow risk losing both existing and prospective consumers.

Eventide Exponential Technologies Fund | Healthcare Technology and Devices Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Healthcare Technology and Devices Companies Risk. Companies in this sector may be heavily dependent on clinical trials with uncertain outcomes and decisions made by the governments and regulatory authorities. Further, these companies are dependent on patent protection, and the expiration of patents may adversely affect the profitability of the companies. Additionally, the profitability of some of these companies may be dependent on a relatively limited number of products, and their products can become obsolete due to sector innovation, changes in technologies or other market developments.

Eventide Exponential Technologies Fund | Information Technology Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Information Technology Companies Risk. Information technology companies face intense competition, potentially rapid product obsolescence, short product cycles, falling prices and profits, and competition from new market entrants.

Eventide Exponential Technologies Fund | Internet and Direct Marketing Retail Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Internet and Direct Marketing Retail Risk. Internet and Direct Marketing Retail companies provide retail services primarily on the Internet, through mail order, and TV home shopping retailers. These companies are dependent upon consumer spending, general economic conditions, the availability of disposable income, changing consumer tastes and preferences, and consumer demographics. These companies are subject to the risk that they will underperform as a whole due to legislative or regulatory changes, or increased government supervision.

Eventide Exponential Technologies Fund | Transaction and Payment Processing Services Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Transaction and Payment Processing Services Companies Risk. Companies providing transaction and payment processing services and related payment services, including digital/mobile payment processors, payment service providers and gateways, and digital wallet providers are subject to heightened cybersecurity risk and susceptible to technology or system failures which could result loss or theft of consumer data or funds.

Eventide Exponential Technologies Fund | Underlying Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Underlying Fund Risk. Because the Fund may invest in other investment companies, including mutual funds, ETFs, closed-end funds or private funds, the value of your investment will fluctuate in response to the performance of the underlying funds. Investing in underlying funds involves certain additional expenses and certain tax results that would not arise if you invested directly in the underlying funds. By investing in underlying funds, you will bear not only your proportionate share of the Fund’s expenses (including operating costs and investment advisory and administrative fees), but also, indirectly, similar expenses and charges of the underlying funds, including any contingent deferred sales charges and redemption charges. Finally, you may incur increased tax liabilities by investing in the Fund rather than directly in the underlying funds. Each underlying fund is subject to specific risks, depending on the nature of its investment strategy, including liquidity risk and default risk on the assets held by the underlying fund.

Eventide Exponential Technologies Fund | Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Volatility Risk. The Fund’s performance may be volatile, which means that the Fund’s performance may be subject to substantial short-term changes up or down.
Eventide Exponential Technologies Fund | Eventide Exponential Technologies Fund Class A Share
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ETAEX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[22]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[23]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.76%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[24]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.69%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	737
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,090
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,466
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,519
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	737
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,090
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,466
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,519
Annual Return 2021	rr_AnnualReturn2021	15.44%
Annual Return 2022	rr_AnnualReturn2022	(45.08%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(48.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.29%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2020
Eventide Exponential Technologies Fund | Eventide Exponential Technologies Fund Class A Share | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(48.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.51%)
Eventide Exponential Technologies Fund | Eventide Exponential Technologies Fund Class A Share | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(28.56%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.77%)
Eventide Exponential Technologies Fund | Eventide Exponential Technologies Fund Class C Share
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ETCEX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[25]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[23]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.51%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[24]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.44%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 347
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	774
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,327
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,836
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	247
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	774
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,327
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,836
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(45.56%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.72%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2020
Eventide Exponential Technologies Fund | Eventide Exponential Technologies Fund Class N Share
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ETNEX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[23]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.71%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[24]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 166
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	531
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	919
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,009
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	166
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	531
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	919
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,009
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(45.08%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2020
Eventide Exponential Technologies Fund | Eventide Exponential Technologies Fund Class I Share
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ETIEX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[23]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.51%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[24]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.44%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 146
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	469
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	815
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,791
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	146
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	469
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	815
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,791
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(44.98%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2020
Eventide Core Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Eventide Core Bond Fund Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is total return consistent with income generation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 121 and Appendix A – Intermediary-Specific Sales Charge Reductions and Waivers, and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 69, and Waivers of Up-Front Sales Charge on Class A Shares on page 70.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees Fees paid directly from your investment
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses that you pay each year as a percentage of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The portfolio turnover rate of the Fund for the fiscal year ended June 30, 2023 was 57% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Hypothetical Fund Costs.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example only accounts for the Fund’s expense limitation in place through its expiration period, October 31, 2024, and then depicts the Fund’s total annual expenses thereafter. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its objective through investments in income-producing securities issued by entities deemed by the Adviser to be serving well the needs of customers, employees, suppliers, communities, the environment, and society broadly. Income producing securities that the Fund may invest in include, but are not limited to, corporate bonds; preferred stocks, convertible debt and other hybrid securities that have debt and equity characteristics but are predominantly debt in nature; agency and non-agency residential and commercial mortgage-backed securities; asset-backed securities (including auto loans and leases, equipment loans and leases, and credit cards); green bonds (i.e., bonds that allow issuers to use proceeds for environmental projects); social bonds (i.e., bonds that allow issuers to use proceeds for social projects); sustainable bonds (i.e., bonds that are a combination of green and social bonds); government agency debt instruments; and municipal bonds (collectively, “Bonds”). Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in Bonds.

The Fund may invest in Bonds of any maturity and, under normal market conditions, the Bonds held by the Fund have a weighted average duration between three years and nine years. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage pre-payment rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The more sensitive a security is to changes in interest rates, the higher its volatility risk. For example, if a bond has a duration of 5 years, a 1% rise in rates would result in approximately a 5% decline in the bond’s price. If a bond has a duration of 10 years, a 1% rise in interest rates would result in approximately a 10% decline in the bond’s price. The Fund invests predominantly in investment grade securities. With respect to both fixed income and equity securities, the Fund may invest in the securities of foreign entities and may invest in companies of any market capitalization.

Eventide uses its values-based screening process to analyze all potential investments for the company’s ability to operate with integrity and create value for customers, employees, and other stakeholders by reflecting the values described below. Eventide’s ethical values are inspired by the Christian faith and rooted in a biblical worldview. While few companies may reach these ideals in every area of their business, these principles articulate the Adviser’s highest expectations for the companies in which the Fund invests. The Adviser uses its values-based screening processes in connection with other fundamental research processes to establish the Fund’s eligible investment universe. Securities are generally ineligible for purchase within the Fund’s portfolio unless the Adviser believes that the values-based screens are met. The Adviser’s screening process for potential investments does not apply relative weights between values-based factors and financial factors. There is no guarantee that the Adviser will be able to successfully screen out all companies that are inconsistent with the following principles which help to guide the Adviser’s research and investment framework. Specifically, the Adviser seeks to invest in companies that reflect the following values:

■	Respecting the value and freedom of all people: this includes the right to life at all stages and freedom from addictive behaviors caused by gambling, pornography, tobacco, and alcohol.

■	Demonstrating a concern for justice and peace: this includes fair and ethical relationships with customers, suppliers, and business partners and avoiding products and services that promote weapons production and proliferation.

■	Promoting family and community: this includes protecting children from violent forms of entertainment and serving low-income communities.

■	Exhibiting responsible management practices: this includes fair dealing with employees, communities, competitors, suppliers, and customers as demonstrated by a company’s record regarding litigation, regulatory actions against the company, and its record of providing products and services that improve the lives of people.

■	Practicing environmental stewardship: this includes practices considered more sustainable than those of industry peers, reduction in environmental impact when compared to previous periods, and/or the use of more efficient and cleaner energy sources.

Consistent with the Adviser’s values, the Fund may invest in securities that fund community development institutions and serve needs such as those of low-to-moderate income families and communities.

Investments that meet the Adviser’s values criteria are analyzed by the Fund’s investment sub-adviser, Boyd Watterson Asset Management, LLC (the “Sub-Adviser”) for possible inclusion in the Fund’s portfolio. The Sub-Adviser builds the Fund’s portfolio based on macroeconomic trends and forecasts in economic growth, inflation expectations, and monetary policy. The Sub-Adviser strives to generate excess return through sector allocation (adjusting allocations across major sectors of the bond market based on assessments of fundamentals and current versus historical valuation relationships), duration management (holding securities to optimize interest rates), yield curve positioning (adjusting holdings to capitalize on expected changes in the Treasury yield curve), and security selection. The ability of the Sub-Adviser to deliver returns varies according to the economic and market environment. The Sub-Adviser’s methods are intended to accumulate value over a full market cycle.

Securities may be sold when the Adviser or the Sub-Adviser believes that they no longer represent relatively attractive investment opportunities or when the Adviser believes the underlying company’s practices are no longer consistent with the Adviser’s values.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.

Asset-Backed and Mortgage-Backed Security Risk. When the Fund invests in asset-backed securities, mortgage-backed securities or collateralized mortgage obligations, the Fund is subject to the risk that, if the issuer fails to pay interest or repay principal, the assets backing these securities may not be sufficient to support payments on the securities.

Mortgage-backed securities represent participating interests in pools of residential mortgage loans, some of which are guaranteed by the U.S. government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by a Fund and not the purchase of shares of the Fund. Mortgage-backed securities do not have a fixed maturity and their expected maturities may vary when interest rates rise or fall.

Commercial mortgage-backed securities (“CMBS”) are subject to credit risk because underlying loan borrowers may default. Subordinate tranches of CMBS are more sensitive to defaults. Previously non-defaulting borrowers may not be able to refinance their loans when due, resulting in higher default rates. CMBS, in general, may become illiquid. Recently, hospitality, retail, and office properties have become subject to heightened vacancy rates and an accompanying increase in the risk of default.

Mortgage-backed securities issued or guaranteed by private issuers are also known as “non-agency MBS.” Non-agency MBS generally are a greater credit risk than MBS issued by the U.S. government, and the market for non-agency MBS is smaller and may be less liquid that the market for government MBS.

Changing Fixed Income Market Conditions Risk. Future interest rate increases could cause the value of any Fund that invests in fixed income securities to decrease. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of the Fund’s investments and share price to decline. To the extent the Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs the Fund incurs and may lower its performance. Furthermore, if rising interest rates cause the Fund to lose enough value, the Fund could also face increased shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Fund. In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to decreased liquidity and increased volatility in the fixed income markets.

Convertible Securities Risk. Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities and are subject to risks associated with both fixed income and equity securities. The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Credit Risk. Credit risk is the risk that an issuer of a security will fail to pay principal and interest in a timely manner, reducing the Fund’s total return. The Fund may invest in high-yield, high-risk securities, commonly called “junk bonds,” that are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

Duration Risk. Longer-term securities may be more sensitive to interest rate changes. Rising interest rates pose a heightened risk to the Fund’s longer-term fixed income securities. Effective duration estimates price changes for relatively small changes in rates. If rates rise significantly, effective duration may tend to understate the drop in a security’s price. If rates drop significantly, effective duration may tend to overstate the rise in a security’s price.

Ethical Investment Risk. The Fund’s ethical values screening criteria could cause it to underperform similar funds that do not have such screening criteria. This could be due to ethically acceptable companies falling out of favor with investors or failing to perform as well as companies that do not meet the Fund’s ethical screening guidelines.

Extension Risk. If interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Securities Risk. Since the Fund’s investments may include foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign investing involves other risks not typically associated with U.S. investments, including adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing accounting, auditing, financial reporting and legal standards.

Income Risk. Income risk is the risk that the income from the Fund’s portfolio will decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

Interest Rate Risk. Changes in short-term market interest rates will directly affect the yield on the shares of a fund whose investments are normally invested in floating rate debt. If short-term market interest rates fall, the yield on the Fund’s shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on the floating rate debt in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag. Rising interest rates pose a heightened risk to the Fund’s longer-term fixed income securities.

Junk Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Large Capitalization Company Risk. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Liquidity Risk. Some investments held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid investments may also lack a readily observable or market-corroborated price and be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at an unexpected loss.

Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio managers’ judgment will produce the desired results.

Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic and/or foreign economic growth and market conditions, interest rate levels, political events and terrorism affect the securities markets.

Medium (Mid) Capitalization Company Risk. To the extent the Fund invests in the securities of mid-sized companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. These companies may experience higher failure rates than larger companies. Mid-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. Mid-sized companies may also have limited markets, product lines or financial resources and may lack management experience.

Municipal Bond Risk. The value of municipal bonds may fluctuate as a result of changes in the cash flows generated by the revenue source(s), changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source(s), or changes in federal tax laws or the activity of an issuer which may adversely affect the tax-exempt status of municipal bonds.

Preferred Stock Risk. Dividends on preferred stocks are generally payable at the discretion of the issuer’s board of directors and Fund shareholders may lose money if dividends are not paid. Preferred stock prices may fall if interest rates rise or the issuer’s creditworthiness becomes impaired. Preferred stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

Prepayment Risk. The Fund may invest in debt securities that may be paid off early when the issuer of a debt security can repay the principal prior to a security’s maturity. If interest rates are falling, the Fund may have to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

Smaller Capitalization Company Risk. Smaller-sized companies may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and companies may have limited markets, product lines or financial resources and lack management experience.

Sovereign Debt Risk. Investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default.

U.S. Agency Securities Risk. The Fund’s investments in securities issued or guaranteed by federal agencies and U.S. government sponsored entities may or may not be backed by the full faith and credit of the U.S. government.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund. The bar chart shows the performance of its Class A shares for each full calendar year since the Fund’s Class A shares commenced operations. Although Class C, N and I shares have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C, N and I shares are different from Class A shares because Class C, N and I shares have different expenses than Class A shares. The performance table shows how the average annual returns of the Class A, C, I and N shares compare over time with a broad-based bond market index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 1-877-771-3836 and on the Fund’s website at www.eventidefunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund. The bar chart shows the performance of its Class A shares for each full calendar year since the Fund’s Class A shares commenced operations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-771-3836
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.eventidefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Eventide Core Bond Fund Class A Annual Total Returns for the Year Ended December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Figures do not reflect sales charges. If they did, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Figures do not reflect sales charges. If they did, returns would be lower.

During the period shown in the bar chart, for the Class A shares, the highest return for a quarter was 1.82% (quarter ended June 30, 2021), and the lowest return for a quarter was (6.31)% (quarter ended March 31, 2022). The Fund’s Class A year-to-date return as of September 30, 2023, was (1.47)%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s Class A year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.47%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.31%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2022)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class A shares. After-tax returns for other share classes, which are not shown, will vary from those of Class A shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for other share classes, which are not shown, will vary from those of Class A shares.

Adviser. Eventide Asset Management, LLC is the Fund’s investment adviser.

Sub-Adviser. Boyd Watterson Asset Management, LLC is the Fund’s investment sub-adviser.

Portfolio Managers. Christopher Grogan, CFA, Director of Investment Consulting, and Portfolio Manager of the Adviser, serves as a Co-Portfolio Manager of the Fund. Mr. Grogan has served the Fund in this capacity since April 2023. Mr. Grogan provides oversight of the Sub-Adviser. The Sub-Adviser manages assets of the Fund at the direction of the Adviser.

David M. Dirk, CFA, Director of Portfolio Management and Trading of the Sub-Adviser, has served as a Co-Portfolio Manager of the Fund since the Fund commenced operations in May 2020.

Mr. Grogan and Mr. Dirk are jointly and primarily responsible for the day-to-day management of the Fund.

Purchase and Sale of Fund Shares. The minimum initial investment in the Class A, Class C and Class N Shares of the Fund, as well as Class I shares purchased directly from the Fund, is $1,000 for a regular account and for an IRA account, or $100 for an automatic investment plan account. The minimum initial investment in Class I shares purchased through a financial intermediary is $100,000 for all accounts. The minimum subsequent investment for each class of shares is $50 for all accounts. You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open. Redemptions requests may be made in writing, online, by telephone or through a financial intermediary to the Fund or the Fund’s transfer agent and will be paid by check or wire transfer.

Tax Information. Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan. If you are investing in a tax-deferred plan, distributions may be taxable upon withdrawal from the plan.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Eventide Core Bond Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(13.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.28%)
Eventide Core Bond Fund | Ethical Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Ethical Investment Risk. The Fund’s ethical values screening criteria could cause it to underperform similar funds that do not have such screening criteria. This could be due to ethically acceptable companies falling out of favor with investors or failing to perform as well as companies that do not meet the Fund’s ethical screening guidelines.

Eventide Core Bond Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. Since the Fund’s investments may include foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign investing involves other risks not typically associated with U.S. investments, including adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing accounting, auditing, financial reporting and legal standards.

Eventide Core Bond Fund | Large Capitalization Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large Capitalization Company Risk. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Eventide Core Bond Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. Some investments held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid investments may also lack a readily observable or market-corroborated price and be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at an unexpected loss.

Eventide Core Bond Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio managers’ judgment will produce the desired results.

Eventide Core Bond Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic and/or foreign economic growth and market conditions, interest rate levels, political events and terrorism affect the securities markets.

Eventide Core Bond Fund | Medium (Mid) Capitalization Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Medium (Mid) Capitalization Company Risk. To the extent the Fund invests in the securities of mid-sized companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. These companies may experience higher failure rates than larger companies. Mid-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. Mid-sized companies may also have limited markets, product lines or financial resources and may lack management experience.

Eventide Core Bond Fund | Security Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.
Eventide Core Bond Fund | Smaller Capitalization Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Smaller Capitalization Company Risk. Smaller-sized companies may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and companies may have limited markets, product lines or financial resources and lack management experience.

Eventide Core Bond Fund | Asset-Backed and Mortgage-Backed Security Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Asset-Backed and Mortgage-Backed Security Risk. When the Fund invests in asset-backed securities, mortgage-backed securities or collateralized mortgage obligations, the Fund is subject to the risk that, if the issuer fails to pay interest or repay principal, the assets backing these securities may not be sufficient to support payments on the securities.

Mortgage-backed securities represent participating interests in pools of residential mortgage loans, some of which are guaranteed by the U.S. government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by a Fund and not the purchase of shares of the Fund. Mortgage-backed securities do not have a fixed maturity and their expected maturities may vary when interest rates rise or fall.

Commercial mortgage-backed securities (“CMBS”) are subject to credit risk because underlying loan borrowers may default. Subordinate tranches of CMBS are more sensitive to defaults. Previously non-defaulting borrowers may not be able to refinance their loans when due, resulting in higher default rates. CMBS, in general, may become illiquid. Recently, hospitality, retail, and office properties have become subject to heightened vacancy rates and an accompanying increase in the risk of default.

Mortgage-backed securities issued or guaranteed by private issuers are also known as “non-agency MBS.” Non-agency MBS generally are a greater credit risk than MBS issued by the U.S. government, and the market for non-agency MBS is smaller and may be less liquid that the market for government MBS.

Eventide Core Bond Fund | Changing Fixed Income Market Conditions Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Changing Fixed Income Market Conditions Risk. Future interest rate increases could cause the value of any Fund that invests in fixed income securities to decrease. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of the Fund’s investments and share price to decline. To the extent the Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs the Fund incurs and may lower its performance. Furthermore, if rising interest rates cause the Fund to lose enough value, the Fund could also face increased shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Fund. In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to decreased liquidity and increased volatility in the fixed income markets.

Eventide Core Bond Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Convertible Securities Risk. Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities and are subject to risks associated with both fixed income and equity securities. The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Eventide Core Bond Fund | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Credit Risk. Credit risk is the risk that an issuer of a security will fail to pay principal and interest in a timely manner, reducing the Fund’s total return. The Fund may invest in high-yield, high-risk securities, commonly called “junk bonds,” that are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

Eventide Core Bond Fund | Fixed Income Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Eventide Core Bond Fund | Income Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Income Risk. Income risk is the risk that the income from the Fund’s portfolio will decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

Eventide Core Bond Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk. Changes in short-term market interest rates will directly affect the yield on the shares of a fund whose investments are normally invested in floating rate debt. If short-term market interest rates fall, the yield on the Fund’s shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on the floating rate debt in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag. Rising interest rates pose a heightened risk to the Fund’s longer-term fixed income securities.

Eventide Core Bond Fund | Junk Bond Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Junk Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Eventide Core Bond Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Preferred Stock Risk. Dividends on preferred stocks are generally payable at the discretion of the issuer’s board of directors and Fund shareholders may lose money if dividends are not paid. Preferred stock prices may fall if interest rates rise or the issuer’s creditworthiness becomes impaired. Preferred stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

Eventide Core Bond Fund | Prepayment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Prepayment Risk. The Fund may invest in debt securities that may be paid off early when the issuer of a debt security can repay the principal prior to a security’s maturity. If interest rates are falling, the Fund may have to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Eventide Core Bond Fund | U.S. Agency Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Agency Securities Risk. The Fund’s investments in securities issued or guaranteed by federal agencies and U.S. government sponsored entities may or may not be backed by the full faith and credit of the U.S. government.

Eventide Core Bond Fund | Municipal Bond Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Municipal Bond Risk. The value of municipal bonds may fluctuate as a result of changes in the cash flows generated by the revenue source(s), changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source(s), or changes in federal tax laws or the activity of an issuer which may adversely affect the tax-exempt status of municipal bonds.

Eventide Core Bond Fund | Sovereign Debt Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sovereign Debt Risk. Investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default.

Eventide Core Bond Fund | Duration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Duration Risk. Longer-term securities may be more sensitive to interest rate changes. Rising interest rates pose a heightened risk to the Fund’s longer-term fixed income securities. Effective duration estimates price changes for relatively small changes in rates. If rates rise significantly, effective duration may tend to understate the drop in a security’s price. If rates drop significantly, effective duration may tend to overstate the rise in a security’s price.

Eventide Core Bond Fund | Extension Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Extension Risk. If interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

Eventide Core Bond Fund | Eventide Core Bond Fund Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ETARX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[26]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.34%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.47%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.06%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[27]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.83%	[27]
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	655
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	872
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,106
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,777
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	655
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	872
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,106
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,777
Annual Return 2021	rr_AnnualReturn2021	(2.64%)
Annual Return 2022	rr_AnnualReturn2022	13.61%
1 Year	rr_AverageAnnualReturnYear01	(18.61%)
Since Inception	rr_AverageAnnualReturnSinceInception	(9.29%)
Eventide Core Bond Fund | Eventide Core Bond Fund Class A Shares | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(19.21%)
Since Inception	rr_AverageAnnualReturnSinceInception	(9.70%)
Eventide Core Bond Fund | Eventide Core Bond Fund Class A Shares | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(11.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.11%)
Eventide Core Bond Fund | Eventide Core Bond Fund Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ETCRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[28]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.34%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.47%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.81%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[27]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.58%	[27]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 261
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	548
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	960
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,110
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	161
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	548
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	960
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,110
1 Year	rr_AverageAnnualReturnYear01	(14.23%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.73%)
Eventide Core Bond Fund | Eventide Core Bond Fund Class N Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ETNRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.34%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.47%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.01%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[27]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.78%	[27]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 80
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	299
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	536
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,217
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	80
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	299
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	536
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,217
1 Year	rr_AverageAnnualReturnYear01	(13.65%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.04%)
Eventide Core Bond Fund | Eventide Core Bond Fund Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ETIRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.34%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.47%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.81%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[27]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.58%	[27]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	236
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	428
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	982
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	59
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	236
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	428
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 982
1 Year	rr_AverageAnnualReturnYear01	(13.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.80%)
Eventide Large Cap Focus Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Eventide Large Cap Focus Fund Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Eventide Large Cap Focus Fund (the “Focus Fund” or the “Fund”) seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 121 and Appendix A: Intermediary-Specific Sales Charge Reductions and Waivers, and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 69, and Waivers of Up-Front Sales Charge on Class A Shares on page 70.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees Fees paid directly from your investment
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses that you pay each year as a percentage of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The portfolio turnover rate of the Fund for the fiscal period ended June 30, 2023 was 48% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Hypothetical Fund Costs.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example only accounts for the Fund’s expense limitation in place through its expiration period, October 31, 2024, and then depicts the Fund’s total annual expenses thereafter. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by primarily investing in a broad range of equity securities of large capitalization companies. The Fund’s investment adviser, Eventide Asset Management, LLC (“Eventide” or the “Adviser”), utilizes a fundamental “bottom-up” analysis to evaluate investments for inclusion in the Fund’s portfolio and seeks to identify and invest the Fund’s assets in companies capable of sustaining and/or increasing profitability and/or revenue growth and that serve well the needs of customers, employees, suppliers, communities, the environment, and society broadly. Equity securities that the Fund may invest in include, but are not limited to, common stocks (including American Depositary Receipts (“ADRs”)), yieldcos, (e.g., dividend growth-oriented public companies created by a parent company, which bundles renewable and/or conventional long-term contracted operating assets, such as solar and wind power, in order to generate cash flow), real estate investment trusts (“REITs”), convertible bonds, preferred stocks, and master limited partnerships (“MLPs”). Under normal market conditions, the Fund invests at least 80% of its net assets in large capitalization companies. The Fund considers its investment in derivatives, based on their marked to market value, when determining its compliance with this test. Large capitalization companies are defined as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the S&P 500 Index (the “Index”). The capitalization range of the Index is between $4.0 billion and $2.7 trillion as of September 29, 2023. The size of the companies included in the Index will change with market conditions.

The Fund may Invest without limitation in securities in companies domiciled outside the United States either directly or through ADRs. The Fund may invest a substantial portion of its assets in the stock of companies in one or more sectors of the economy, such as the technology, industrial, consumer discretionary and healthcare sectors. The Fund concentrates investments in the software and semiconductor industries by investing, under normal circumstances, over 25% of its assets in companies in this group of industries. The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

The Fund may invest in private companies and other companies whose shares may have legal or contractual restrictions on resale or are otherwise illiquid (“Illiquid Investments”). The Fund will not invest more than 15% of the Fund’s net assets in these Illiquid Investments. The Adviser may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the Adviser believes adverse market, political or other conditions are likely. The Adviser may also utilize a combination of puts and/or calls on the same security (sometimes referred to as “straddles,” “collars” or “spreads”) or utilize puts and calls on related securities.

Eventide uses its values-based screening process to analyze all potential investments for the company’s ability to operate with integrity and create value for customers, employees, and other stakeholders by reflecting the values described below. Eventide’s ethical values are inspired by the Christian faith and rooted in a biblical worldview. While few companies may reach these ideals in every area of their business, these principles articulate the Adviser’s highest expectations for the companies in which the Fund invests. The Adviser uses its values-based screening processes in connection with other fundamental research processes to establish the Fund’s eligible investment universe. Securities are generally ineligible for purchase within the Fund unless the Adviser believes that the values-based screens are met. The Adviser’s screening process for potential investments does not apply relative weights between values-based factors and financial factors. There is no guarantee that the Adviser will be able to successfully screen out all companies that are inconsistent with the following principles which help to guide the Adviser’s research and investment framework. Specifically, the Adviser seeks to invest in companies that reflect the following values:

■	Respecting the value and freedom of all people: this includes the right to life at all stages and freedom from addictive behaviors caused by gambling, pornography, tobacco, and alcohol.

■	Demonstrating a concern for justice and peace: this includes fair and ethical relationships with customers, suppliers, and business partners and avoiding products and services that promote weapons production and proliferation.

■	Promoting family and community: this includes protecting children from violent forms of entertainment and serving low-income communities.

■	Exhibiting responsible management practices: this includes fair dealing with employees, communities, competitors, suppliers, and customers as demonstrated by a company’s record regarding litigation, regulatory actions against the company, and its record of providing products and services that improve the lives of people.

■	Practicing environmental stewardship: this includes practices considered more sustainable than those of industry peers, reduction in environmental impact when compared to previous periods, and/or the use of more efficient and cleaner energy sources.

Consistent with the Adviser’s values, the Fund may invest in securities that fund community development institutions and serve needs such as those of low-to-moderate income families and communities.

Securities may be sold when the Adviser believes that they no longer represent relatively attractive investment opportunities or when the Adviser believes the underlying company is no longer consistent with the Adviser’s values.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.

ADRs Risk. ADRs, which are typically issued by a bank, are certificates that evidence ownership of shares of a foreign company and are alternatives to purchasing foreign securities directly in their national markets and currencies. ADRs are subject to the same risks as direct investment in foreign companies and involve risks that are not found in investments in U.S. companies. Although an ADR is priced in the U.S. dollar, movements in the exchange rate of the local currency versus the U.S. dollar are automatically reflected in the price of the ADR in US dollars. Therefore, even if the price of the foreign security does not change on its market, if the exchange rate of the local currency relative to the U.S. Dollar declines, the ADR price would decline by a similar measure.

Convertible Securities Risk. Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities and are subject to risks associated with both fixed income and equity securities. The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Equity Security Risk. Common and preferred stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Warrants and rights may expire worthless if the price of a common stock is below the conversion price of the warrant or right. Convertible bonds may decline in value if the price of a common stock falls below the conversion price. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

Ethical Investment Risk. The Fund’s ethical values screening criteria could cause it to underperform similar funds that do not have such screening criteria. This could be due to ethically acceptable companies falling out of favor with investors or failing to perform as well as companies that do not meet the Fund’s ethical screening guidelines.

Foreign Securities Risk. Since the Fund’s investments may include ADRs and foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign investing involves other risks not typically associated with U.S. investments, including adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing accounting, auditing, financial reporting and legal standards.

Growth Stock Risk. “Growth” stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. “Growth” stocks also tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, “growth” stocks tend to be sensitive to changes in their earnings and more volatile in price than the stock market as a whole. In addition, companies that the Adviser believes have significant growth potential are often companies with new, limited or cyclical product lines, markets or financial resources and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

Hedging Risk. Hedging is a strategy in which the Fund uses a derivative to offset the risks associated with other Fund holdings. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.

Industry Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse occurrences affecting the Fund more than the market as a whole, because the Fund’s investments are concentrated in the semiconductor and software industries.

Semiconductor Industry Risk. Semiconductor companies face intense competition, both domestically and internationally, and such competition may have an adverse effect on profit margins. Semiconductor companies may have limited product lines, markets, financial resources or personnel. The products of semiconductor companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Capital equipment expenditures could be substantial, and equipment generally suffers from rapid obsolescence. Companies in the semiconductor industry are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights would adversely affect the profitability of these companies.

Software Industry Risk. Software companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by software companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions.

Large Capitalization Company Risk. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Limited History of Operations Risk. The Fund has a limited history of operations for investors to evaluate.

Liquidity Risk. Some securities held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid investments may also lack a readily observable or market-corroborated price and be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at an unexpected loss.

Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio managers’ judgments will produce the desired results.

Market Risk. Overall stock or bond market volatility may also affect the value of the Fund. Factors such as domestic and/or foreign economic growth and market conditions, interest rate levels and political events and terrorism affect the securities markets.

MLP and MLP-Related Securities. Investments in MLPs and MLP-related securities involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP or MLP-related security, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks (which could occur if the MLP raises capital and then invests it in projects whose return fails to exceed the cost of capital raised) and risks related to the general partner’s limited call right. MLPs and MLP-related securities are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. During periods of rising interest rates, the use of MLPs or MLP-related securities could hinder the overall performance of the Fund.

MLP Tax Risk. MLPs, typically, do not pay U.S. federal income tax at the partnership level. Instead, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the Fund and lower income, as compared to an MLP that is not taxed as a corporation.

Non-Diversification Risk. Because a relatively high percentage of a non-diversified fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Options Market Risk. Markets for options and options on futures may not always operate on a fair and orderly basis. At times, prices for options and options on futures may not represent fair market value and prices may be subject to manipulation, which may be extreme under some circumstances. The dysfunction and manipulation of volatility and options markets may make it difficult for the Fund to effectively implement its investment strategy and achieve its objectives and could potentially lead to significant losses.

Options Risk. As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received and gives up the opportunity for gain on the underlying security above the exercise option price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option. As the seller (writer) of a put option, the Fund will lose money if the value of the security falls below the strike price. The use of derivative instruments, such as options, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, including the risk that the counterparty to an options transaction may not fulfill its contractual obligations.

Preferred Stock Risk. Dividends on preferred stocks are generally payable at the discretion of the issuer’s board of directors and Fund shareholders may lose money if dividends are not paid. Preferred stock prices may fall if interest rates rise or the issuer’s creditworthiness becomes impaired.

Real Estate and REIT Risk. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.

Sector Exposure Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

Healthcare & Life Sciences Sector Risk. Companies in the healthcare and life sciences sectors may be heavily dependent on clinical trials with uncertain outcomes and decisions made by the governments and regulatory authorities. Further, these companies are dependent on patent protection, and the expiration of patents may adversely affect the profitability of the companies. Additionally, the profitability of some healthcare and life sciences companies may be dependent on a relatively limited number of products, and their products can become obsolete due to sector innovation, changes in technologies or other market developments.

Industrial Sector Risk. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Technology Sector Risk. Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio. There can be no guarantee the securities held by the Fund will appreciate in value.

Stock Value Risk. Stocks involve the risk that they may never reach what the Adviser believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth, or the Adviser misgauged that worth. Stocks also may decline in price, even though, in theory, they are already undervalued. Investments in private companies that lack readily observable or market-corroborated prices generally increase stock valuation risk because they are more difficult to value. Many private companies are not required to file periodic financial reports, leading to challenges in the Adviser’s ability to evaluate a company’s business prospects and the fair value of its securities. The fair valued prices assigned to the Fund’s investments in private companies are based on a variety of factors, reviewed regularly, and updated as additional information becomes available. However, fair value pricing includes subjective judgments, and it is possible that the fair value assigned to a security may differ materially from the value the Fund would realize if the security were sold.

Underlying Fund Risk. Because the Fund may invest in other investment companies, including mutual funds, ETFs, closed-end funds or private funds, the value of your investment will fluctuate in response to the performance of the underlying funds. Investing in underlying funds involves certain additional expenses and certain tax results that would not arise if you invested directly in the underlying funds. By investing in underlying funds, you will bear not only your proportionate share of the Fund’s expenses (including operating costs and investment advisory and administrative fees), but also, indirectly, similar expenses and charges of the underlying funds, including any contingent deferred sales charges and redemption charges. Finally, you may incur increased tax liabilities by investing in the Fund rather than directly in the underlying funds. Each underlying fund is subject to specific risks, depending on the nature of its investment strategy, including liquidity risk and default risk on the assets held by the underlying fund.

Yieldcos Risk. Investments in securities of yieldcos involve risks that differ from investments in traditional operating companies, including risks related to the relationship between the yieldco and the company responsible for the formation of the yieldco (the “Yieldco Sponsor”). Yieldcos typically remain dependent on the management and administration services provided by or under the direction of the Yieldco Sponsor and on the ability of the Yieldco Sponsor to identify and present the yieldco with acquisition opportunities, which may often be assets of the Yieldco Sponsor itself. To the extent that the yieldco relies on the Yieldco Sponsor for developing new assets for potential future acquisitions, the yieldco may be dependent on the development capabilities and financial health of the Yieldco Sponsor. Yieldco Sponsors may have interests that conflict with the interests of the yieldco and may retain control of the yieldco via classes of stock held by the Yieldco Sponsor. Any event that limits the yieldco’s ability to maintain or grow its distributable cash flow would likely have a negative impact on the yieldco’s share price.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund is a new fund and does not yet have a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Updated performance information will be available at no cost by calling 1-877-771-3836 and on the Fund’s website at www.eventidefunds.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is a new fund and does not yet have a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-771-3836
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.eventidefunds.com
Eventide Large Cap Focus Fund | ADRs Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ADRs Risk. ADRs, which are typically issued by a bank, are certificates that evidence ownership of shares of a foreign company and are alternatives to purchasing foreign securities directly in their national markets and currencies. ADRs are subject to the same risks as direct investment in foreign companies and involve risks that are not found in investments in U.S. companies. Although an ADR is priced in the U.S. dollar, movements in the exchange rate of the local currency versus the U.S. dollar are automatically reflected in the price of the ADR in US dollars. Therefore, even if the price of the foreign security does not change on its market, if the exchange rate of the local currency relative to the U.S. Dollar declines, the ADR price would decline by a similar measure.

Eventide Large Cap Focus Fund | Equity Security Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Security Risk. Common and preferred stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Warrants and rights may expire worthless if the price of a common stock is below the conversion price of the warrant or right. Convertible bonds may decline in value if the price of a common stock falls below the conversion price. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

Eventide Large Cap Focus Fund | Ethical Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Ethical Investment Risk. The Fund’s ethical values screening criteria could cause it to underperform similar funds that do not have such screening criteria. This could be due to ethically acceptable companies falling out of favor with investors or failing to perform as well as companies that do not meet the Fund’s ethical screening guidelines.

Eventide Large Cap Focus Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. Since the Fund’s investments may include ADRs and foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign investing involves other risks not typically associated with U.S. investments, including adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing accounting, auditing, financial reporting and legal standards.

Eventide Large Cap Focus Fund | Growth Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth Stock Risk. “Growth” stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. “Growth” stocks also tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, “growth” stocks tend to be sensitive to changes in their earnings and more volatile in price than the stock market as a whole. In addition, companies that the Adviser believes have significant growth potential are often companies with new, limited or cyclical product lines, markets or financial resources and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

Eventide Large Cap Focus Fund | Healthcare & Life Sciences Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Healthcare & Life Sciences Sector Risk. Companies in the healthcare and life sciences sectors may be heavily dependent on clinical trials with uncertain outcomes and decisions made by the governments and regulatory authorities. Further, these companies are dependent on patent protection, and the expiration of patents may adversely affect the profitability of the companies. Additionally, the profitability of some healthcare and life sciences companies may be dependent on a relatively limited number of products, and their products can become obsolete due to sector innovation, changes in technologies or other market developments.

Eventide Large Cap Focus Fund | Industrial Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Industrial Sector Risk. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Eventide Large Cap Focus Fund | Large Capitalization Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large Capitalization Company Risk. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Eventide Large Cap Focus Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. Some securities held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid investments may also lack a readily observable or market-corroborated price and be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at an unexpected loss.

Eventide Large Cap Focus Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio managers’ judgments will produce the desired results.

Eventide Large Cap Focus Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. Overall stock or bond market volatility may also affect the value of the Fund. Factors such as domestic and/or foreign economic growth and market conditions, interest rate levels and political events and terrorism affect the securities markets.

Eventide Large Cap Focus Fund | Options Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Market Risk. Markets for options and options on futures may not always operate on a fair and orderly basis. At times, prices for options and options on futures may not represent fair market value and prices may be subject to manipulation, which may be extreme under some circumstances. The dysfunction and manipulation of volatility and options markets may make it difficult for the Fund to effectively implement its investment strategy and achieve its objectives and could potentially lead to significant losses.

Eventide Large Cap Focus Fund | Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Risk. As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received and gives up the opportunity for gain on the underlying security above the exercise option price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option. As the seller (writer) of a put option, the Fund will lose money if the value of the security falls below the strike price. The use of derivative instruments, such as options, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, including the risk that the counterparty to an options transaction may not fulfill its contractual obligations.

Eventide Large Cap Focus Fund | Security Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio. There can be no guarantee the securities held by the Fund will appreciate in value.

Eventide Large Cap Focus Fund | Stock Value Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Stock Value Risk. Stocks involve the risk that they may never reach what the Adviser believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth, or the Adviser misgauged that worth. Stocks also may decline in price, even though, in theory, they are already undervalued. Investments in private companies that lack readily observable or market-corroborated prices generally increase stock valuation risk because they are more difficult to value. Many private companies are not required to file periodic financial reports, leading to challenges in the Adviser’s ability to evaluate a company’s business prospects and the fair value of its securities. The fair valued prices assigned to the Fund’s investments in private companies are based on a variety of factors, reviewed regularly, and updated as additional information becomes available. However, fair value pricing includes subjective judgments, and it is possible that the fair value assigned to a security may differ materially from the value the Fund would realize if the security were sold.

Eventide Large Cap Focus Fund | Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Technology Sector Risk. Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Eventide Large Cap Focus Fund | Industry Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Industry Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse occurrences affecting the Fund more than the market as a whole, because the Fund’s investments are concentrated in the semiconductor and software industries.

Semiconductor Industry Risk. Semiconductor companies face intense competition, both domestically and internationally, and such competition may have an adverse effect on profit margins. Semiconductor companies may have limited product lines, markets, financial resources or personnel. The products of semiconductor companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Capital equipment expenditures could be substantial, and equipment generally suffers from rapid obsolescence. Companies in the semiconductor industry are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights would adversely affect the profitability of these companies.

Software Industry Risk. Software companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by software companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions.

Eventide Large Cap Focus Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Convertible Securities Risk. Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities and are subject to risks associated with both fixed income and equity securities. The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Eventide Large Cap Focus Fund | Hedging Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Hedging Risk. Hedging is a strategy in which the Fund uses a derivative to offset the risks associated with other Fund holdings. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.

Eventide Large Cap Focus Fund | MLP and MLP-Related Securities [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

MLP and MLP-Related Securities. Investments in MLPs and MLP-related securities involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP or MLP-related security, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks (which could occur if the MLP raises capital and then invests it in projects whose return fails to exceed the cost of capital raised) and risks related to the general partner’s limited call right. MLPs and MLP-related securities are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. During periods of rising interest rates, the use of MLPs or MLP-related securities could hinder the overall performance of the Fund.

Eventide Large Cap Focus Fund | MLP Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

MLP Tax Risk. MLPs, typically, do not pay U.S. federal income tax at the partnership level. Instead, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the Fund and lower income, as compared to an MLP that is not taxed as a corporation.

Eventide Large Cap Focus Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Preferred Stock Risk. Dividends on preferred stocks are generally payable at the discretion of the issuer’s board of directors and Fund shareholders may lose money if dividends are not paid. Preferred stock prices may fall if interest rates rise or the issuer’s creditworthiness becomes impaired.

Eventide Large Cap Focus Fund | Real Estate and REIT Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Real Estate and REIT Risk. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.

Eventide Large Cap Focus Fund | Yieldcos Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Yieldcos Risk. Investments in securities of yieldcos involve risks that differ from investments in traditional operating companies, including risks related to the relationship between the yieldco and the company responsible for the formation of the yieldco (the “Yieldco Sponsor”). Yieldcos typically remain dependent on the management and administration services provided by or under the direction of the Yieldco Sponsor and on the ability of the Yieldco Sponsor to identify and present the yieldco with acquisition opportunities, which may often be assets of the Yieldco Sponsor itself. To the extent that the yieldco relies on the Yieldco Sponsor for developing new assets for potential future acquisitions, the yieldco may be dependent on the development capabilities and financial health of the Yieldco Sponsor. Yieldco Sponsors may have interests that conflict with the interests of the yieldco and may retain control of the yieldco via classes of stock held by the Yieldco Sponsor. Any event that limits the yieldco’s ability to maintain or grow its distributable cash flow would likely have a negative impact on the yieldco’s share price.

Eventide Large Cap Focus Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. Because a relatively high percentage of a non-diversified fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Eventide Large Cap Focus Fund | Underlying Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Underlying Fund Risk. Because the Fund may invest in other investment companies, including mutual funds, ETFs, closed-end funds or private funds, the value of your investment will fluctuate in response to the performance of the underlying funds. Investing in underlying funds involves certain additional expenses and certain tax results that would not arise if you invested directly in the underlying funds. By investing in underlying funds, you will bear not only your proportionate share of the Fund’s expenses (including operating costs and investment advisory and administrative fees), but also, indirectly, similar expenses and charges of the underlying funds, including any contingent deferred sales charges and redemption charges. Finally, you may incur increased tax liabilities by investing in the Fund rather than directly in the underlying funds. Each underlying fund is subject to specific risks, depending on the nature of its investment strategy, including liquidity risk and default risk on the assets held by the underlying fund.

Eventide Large Cap Focus Fund | Semiconductor Industry Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Semiconductor Industry Risk. Semiconductor companies face intense competition, both domestically and internationally, and such competition may have an adverse effect on profit margins. Semiconductor companies may have limited product lines, markets, financial resources or personnel. The products of semiconductor companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Capital equipment expenditures could be substantial, and equipment generally suffers from rapid obsolescence. Companies in the semiconductor industry are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights would adversely affect the profitability of these companies.

Eventide Large Cap Focus Fund | Software Industry Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Software Industry Risk. Software companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by software companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions.

Eventide Large Cap Focus Fund | Limited History of Operations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Limited History of Operations Risk. The Fund has a limited history of operations for investors to evaluate.
Eventide Large Cap Focus Fund | Sector Exposure Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Exposure Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

Healthcare & Life Sciences Sector Risk. Companies in the healthcare and life sciences sectors may be heavily dependent on clinical trials with uncertain outcomes and decisions made by the governments and regulatory authorities. Further, these companies are dependent on patent protection, and the expiration of patents may adversely affect the profitability of the companies. Additionally, the profitability of some healthcare and life sciences companies may be dependent on a relatively limited number of products, and their products can become obsolete due to sector innovation, changes in technologies or other market developments.

Industrial Sector Risk. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Technology Sector Risk. Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Eventide Large Cap Focus Fund | Consumer Discretionary Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

Eventide Large Cap Focus Fund | Eventide Large Cap Focus Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ETLAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[29]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.73%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.91%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[30]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.90%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.70%)	[31]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.20%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	691
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,875
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,502
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	691
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,271
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,875
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,502
Eventide Large Cap Focus Fund | Eventide Large Cap Focus Fund Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ETLCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[32]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.73%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.91%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[30]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.65%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.70%)	[31]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 298
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	962
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,745
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,799
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	198
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	962
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,745
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,799
Eventide Large Cap Focus Fund | Eventide Large Cap Focus Fund Class N
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ETLNX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.73%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.91%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[30]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.85%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.70%)	[31]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	723
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,355
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,057
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	118
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	723
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,355
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,057
Eventide Large Cap Focus Fund | Eventide Large Cap Focus Fund Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ETLIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.73%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.91%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[30]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.65%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.70%)	[31]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	663
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,255
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,861
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	97
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	663
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,255
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,861

[1]	The Fund has changed its primary benchmark from the S&P 500 Total Return Index to the Russell Midcap Growth Index because the Russell Midcap Growth Index better represents the Fund’s investment strategy.
[2]	The maximum deferred sales charge on Class A shares (as a % of NAV at the time of purchase) applies only to purchases of $1 million or more made without an initial sales charge and applies to shares sold within 18 months of purchase.
[3]	The maximum deferred sales charge on Class C shares (as a % of the lesser of NAV of the shares redeemed or the original purchase price) applies to shares sold within 12 months of purchase.
[4]	The Fund has changed its primary benchmark from the S&P 500 Total Return Index to the S&P Biotechnology Select Industry Index because the S&P Biotechnology Select Industry Index better represents the Fund’s investment strategy.
[5]	The maximum deferred sales charge on Class A shares (as a % of NAV at the time of purchase) applies only to purchases of $1 million or more made without an initial sales charge and applies to shares sold within 18 months of purchase.
[6]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[7]	The maximum deferred sales charge on Class C shares (as a % of the lesser of NAV of the shares redeemed or the original purchase price) applies to shares sold within 12 months of purchase.
[8]	The Fund has changed its primary benchmark from the Russell Midcap Value Index to the Russell Midcap Total Return Index because the Russell Midcap Total Return Index better represents the Fund’s investment strategy.
[9]	The Balanced Blend is composed of 50% Russell Midcap Total Return Index and 50% Bloomberg U.S. Intermediate Aggregate Bond Index.
[10]	The maximum deferred sales charge on Class A shares (as a % of NAV at the time of purchase) applies only to purchases of $1 million or more made without an initial sales charge and applies to shares sold within 18 months of purchase.
[11]	The Fund’s adviser has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 1.07%, 1.82%, 1.02% and 0.82% for Class A shares, Class C shares, Class N shares and Class I shares, respectively, through October 31, 2024. This agreement may only be terminated by the Board of Trustees on 60 days’ written notice to the adviser and upon the termination of the advisory agreement between the Trust and the adviser. Fee waivers and expense reimbursements are subject to possible recoupment by the adviser from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if, after the recoupment is taken into account, such recoupment can be achieved within the lesser of the expense limitation in place at the time of waiver/reimbursement and the expense limitation in place at the time of recapture.
[12]	The maximum deferred sales charge on Class C shares (as a % of the lesser of NAV of the shares redeemed or the original purchase price) applies to shares sold within 12 months of purchase.
[13]	The Fund has changed its primary benchmark from the Russell Midcap Value Index to the Russell Midcap Total Return Index because Russell Midcap Total Return Index better represents the Fund’s investment strategy.
[14]	The maximum deferred sales charge on Class A shares (as a % of NAV at the time of purchase) applies only to purchases of $1 million or more made without an initial sales charge and applies to shares sold within 18 months of purchase.
[15]	The Fund’s adviser has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 1.20%, 1.95%, 1.15% and 0.95% for Class A shares, Class C shares, Class N shares and Class I shares, respectively, through October 31, 2024. This agreement may only be terminated by the Board of Trustees on 60 days’ written notice to the adviser and upon the termination of the advisory agreement between the Trust and the adviser. Fee waivers and expense reimbursements are subject to possible recoupment by the adviser from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if, after the recoupment is taken into account, such recoupment can be achieved within the lesser of the expense limitation in place at the time of waiver/reimbursement and the expense limitation in place at the time of recapture.
[16]	The maximum deferred sales charge on Class C shares (as a % of the lesser of NAV of the shares redeemed or the original purchase price) applies to shares sold within 12 months of purchase.
[17]	The maximum deferred sales charge on Class A shares (as a % of NAV at the time of purchase) applies only to purchases of $1 million or more made without an initial sales charge and applies to shares sold within 18 months of purchase.
[18]	The maximum deferred sales charge on Class C shares (as a % of the lesser of NAV of the shares redeemed or the original purchase price) applies to shares sold within 12 months of purchase.
[19]	The Fund’s adviser has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 0.80%, 1.55%, 0.75% and 0.55% for Class A shares, Class C shares, Class N shares, and Class I shares, respectively, through October 31, 2024. This agreement may only be terminated by the Trust’s Board of Trustees on 60 days’ written notice to the adviser and upon the termination of the advisory agreement between the Trust and the adviser. Fee waivers and expense reimbursements are subject to possible recoupment by the adviser from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if, after the recoupment is taken into account, such recoupment can be achieved within the lesser of the expense limitation in place at the time of waiver/reimbursement and the expense limitation in place at the time of recapture.
[20]	The Fund has changed its primary benchmark from the S&P 500 Total Return Index to the S&P North American Technology Sector Industry Index because the S&P North American Technology Sector Industry Index better represents the Fund’s investment strategy.
[21]	The Exponential Technologies Blended Index is comprised of 50% of the S&P North American Technology Software Index, 20% of the S&P Technology Hardware Select Industry Index, 20% of the Philadelphia Stock Exchange Semiconductor Index and 10% of the S&P 500 Communications Services Sector.
[22]	The maximum deferred sales charge on Class A shares (as a % of NAV at the time of purchase) applies only to purchases of $1 million or more made without an initial sales charge and applies to shares sold within 18 months of purchase.
[23]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[24]	The Fund’s adviser has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 1.68%, 2.43%, 1.63% and 1.43% for Class A shares, Class C shares, Class N shares, and Class I shares, respectively, through October 31, 2024. This agreement may only be terminated by the Trust’s Board of Trustees on 60 days’ written notice to the adviser and upon the termination of the advisory agreement between the Trust and the adviser. Fee waivers and expense reimbursements are subject to possible recoupment by the adviser from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if, after the recoupment is taken into account, such recoupment can be achieved within the lesser of the expense limitation in place at the time of waiver/reimbursement and the expense limitation in place at the time of recapture.
[25]	The maximum deferred sales charge on Class C shares (as a % of the lesser of NAV of the shares redeemed or the original purchase price) applies to shares sold within 12 months of purchase.
[26]	The maximum deferred sales charge on Class A shares (as a % of NAV at the time of purchase) applies only to purchases of $1 million or more made without an initial sales charge and applies to shares sold within 18 months of purchase.
[27]	The Fund’s adviser has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 0.83%, 1.58%, 0.78% and 0.58% for Class A shares, Class C shares, Class N shares, and Class I shares, respectively, through October 31, 2024. This agreement may only be terminated by the Board of Trustees on 60 days’ written notice to the adviser and upon the termination of the advisory agreement between Mutual Fund Series Trust (the “Trust”) and the adviser. Fee waivers and expense reimbursements are subject to possible recoupment by the adviser from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if, after the recoupment is taken into account, such recoupment can be achieved within the lesser of the expense limitation in place at the time of waiver/reimbursement and the expense limitation in place at the time of recapture.
[28]	The maximum deferred sales charge on Class C shares (as a % of the lesser of NAV of the shares redeemed or the original purchase price) applies to shares sold within 12 months of purchase.
[29]	The maximum deferred sales charge on Class A shares (as a % of NAV at the time of purchase) applies only to purchases of $1 million or more made without an initial sales charge and applies to shares sold within 18 months of purchase.
[30]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[31]	The Fund’s adviser has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 1.19%, 1.94%, 1.14% and 0.94% for Class A shares, Class C shares, Class N shares, and Class I shares, respectively, through October 31, 2024. This agreement may only be terminated by the Board of Trustees on 60 days’ written notice to the adviser and upon the termination of the advisory agreement between Mutual Fund Series Trust (the “Trust”) and the adviser. Fee waivers and expense reimbursements are subject to possible recoupment by the adviser from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if, after the recoupment is taken into account, such recoupment can be achieved within the lesser of the expense limitation in place at the time of waiver/reimbursement and the expense limitation in place at the time of recapture.
[32]	The maximum deferred sales charge on Class C shares (as a % of the lesser of NAV of the shares redeemed or the original purchase price) applies to shares sold within 12 months of purchase.